N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

THE INTEGRITY FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2022

Item 1. Report to Shareholders

THE INTEGRITY FUNDS

Integrity Dividend Harvest Fund

Integrity ESG Growth & Income Fund*

Integrity High Income Fund

Integrity Mid-North American Resources Fund

Integrity Short Term Government Fund

Semi-Annual Report | January 31, 2022

*Formerly known as Integrity Growth & Income Fund

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 64106
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable. INTEGRITY DIVIDEND HARVEST FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Dividend Harvest Fund (the “Fund”) for the six-months ended January 31, 2022 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

The period saw the S&P 500 TR Index (“S&P 500”) return 3.44%. The market moved higher throughout the period as economies and businesses continued re-opening and moving towards normalcy. Rising inflation kept a lid on the markets as investors feared its effects on consumers as well as interest rates, which often rise with inflation. In January, the market pulled back as investors started focusing on the possibility of multiple rate hikes during 2022. The anticipation of rising interest rates also appears to have started a rotation from growth to value. It has yet to be determined if this rotation will stick, but its welcome news to value investors who have lagged growth for years.

The U.S. Bureau of Labor Statistics reported that the unemployment rate was 4.0% as of January 2022, approaching the pre-pandemic low of 3.5%. The unemployment rate spiked to 14.8% in April 2020 due to COVID lockdowns, but has been steadily declining since then.

The Federal Reserve’s Federal Open Market Committee has not changed the target range of the federal funds rate since dropping it to near 0% in March of 2020. However, they have recently signaled the intent to begin raising the federal funds rate in the near future due to inflation being well above their 2% long-term target.

During the period, the energy sector was the stand-out best performer, returning almost 38%. Oil prices continued to climb as supply and demand tighten. Oil producers have tried to court investors by focusing on returning capital to shareholders instead of expanding production like they did in the recent boom cycle. This has caused an under-investment in new production, tightening the oil supply and increasing prices.

The Fund’s total returns for Class A, C, and I shares were 11.20%*, 10.73%*, and 11.34%*, respectively, for the six-months ended January 31, 2022 while the S&P 500 gained 3.44%. The Fund is in the Morningstar Large Value category which returned 4.88% over the same time period. The Fund outperformed its Morningstar category and the S&P 500. The Fund’s outperformance relative to the S&P was primarily driven by stock selection in healthcare, an overweight allocation to energy, and stock selection in information technology. Detracting from relative performance was an underweight allocation to information technology and stock selection in utilities.

The Fund seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. The Portfolio Management Team (“Team”) considers dividend yield, dividend growth rate, earnings growth, price-to-earnings multiples, and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than appreciation.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY DIVIDEND HARVEST FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	26.95%	12.95%	9.54%	N/A	10.99%
Class A With sales charge (5.00%)	20.58%	11.03%	8.42%	N/A	10.40%
Class C Without CDSC	25.91%	12.09%	8.71%	N/A	9.85%
Class C With CDSC (1.00%)	24.91%	12.09%	8.71%	N/A	9.85%
Class I Without sales charge	27.16%	13.22%	9.81%	N/A	9.97%
* May 1, 2012 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.45%, 2.20%, and 1.20% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY ESG GROWTH & INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity ESG Growth & Income Fund (the “Fund”) for the six-months ended January 31, 2022 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

The period saw the S&P 500 TR Index (“S&P 500”) return 3.44%. The market moved higher throughout the period as economies and businesses continued re-opening and moving towards normalcy. Rising inflation kept a lid on the markets as investors feared its effects on consumers as well as interest rates, which often rise with inflation. In January, the market pulled back as investors started focusing on the possibility of multiple rate hikes during 2022. The anticipation of rising interest rates also appears to have started a rotation from growth to value. It has yet to be determined if this rotation will stick, but its welcome news to value investors who have lagged growth for years.

The U.S. Bureau of Labor Statistics reported that the unemployment rate was 4.0% as of January 2022, approaching the pre-pandemic low of 3.5%. The unemployment rate spiked to 14.8% in April 2020 due to COVID lockdowns, but has been steadily declining since then.

The Federal Reserve’s Federal Open Market Committee has not changed the target range of the federal funds rate since dropping it to near 0% in March of 2020. However, they have recently signaled the intent to begin raising the federal funds rate in the near future due to inflation being well above their 2% long-term target.

During the period, the energy sector was the stand-out best performer, returning almost 38%. Oil prices continued to climb as supply and demand tighten. Oil producers have tried to court investors by focusing on returning capital to shareholders instead of expanding production like they did in the recent boom cycle. This has caused an under-investment in new production, tightening the oil supply and increasing prices.

The Fund’s total returns for Class A, C, and I shares were 2.60%*, 2.23%*, and 2.75%*, respectively, for the six-months ended January 31, 2022 while the S&P 500 gained 3.44%. The Fund is in the Morningstar Large Blend category which returned 1.46% over the same time period. The Fund outperformed its Morningstar category and underperformed the S&P 500. The Fund’s underperformance relative to the S&P 500 was primarily driven by an underweight allocation to energy and stock selection in consumer discretionary and financials. Aiding relative performance was stock selection in information technology.

The Fund is managed using a blended growth and income investment strategy. We seek to invest primarily in domestic common stocks, balancing investments between growth & dividend paying stocks, depending on where we see the best value. We also try to emphasize companies we believe offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY ESG GROWTH & INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	20.73%	20.38%	16.32%	12.83%	9.74%
Class A With sales charge (5.00%)	14.71%	18.34%	15.14%	12.26%	9.53%
Class C Without CDSC	19.84%	19.80%	15.71%	N/A	12.34%
Class C With CDSC (1.00%)	18.84%	19.80%	15.71%	N/A	12.34%
Class I Without sales charge	21.05%	20.69%	16.62%	N/A	15.92%
* January 3, 1995 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.77%, 2.52%, and 1.52% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.24%, 1.99%, and .99% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24%, 1.99%, and .99% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY HIGH INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity High Income Fund (the “High Income Fund” or the “Fund”) for the six-months ended January 31, 2022. The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

The market continued its sideways move and ‘carry’ trade during August and September, with spreads modestly tighter while yields had begun to increase. October and November were the first back-to-back negative return months since February and March 2020 for the high yield market. Despite being negative in October, there was no real driver to returns until Fed rhetoric became more hawkish in November, which was followed by the outbreak of the Omicron variant which sent returns materially lower, spreads wider and yields higher. This move was reversed in December as the short-lived weakness was seen as a buying opportunity, and high yield finished the year with a +5.3% return as spreads completely absorbed the increase in interest rates. January was an ugly month for risk assets and the high yield market sold off -2.7% as the S&P 500 lost -5.2%. Yields increased a percent and spreads widened 50bps as markets try to price in interest rate hikes and assumed Fed driven volatility. Defaults have been very limited, and the fundamental strength should provide some ability to absorb margin pressure or a moderation of demand. Technicals have been balanced and we anticipate elevated issuance compared to historical averages, although a moderation from 2020 and 2021’s record figures.

The high yield market decreased -1.54% for the trailing six-month period ending January 31st (as measured by the ICE BofAML US High Yield Constrained Index, HUC0) as spreads widened 37 bps to 384 bps while yields increased 1.29% to 5.23%; spreads and yields are 52 bps wider and 0.99% higher than they were to begin 2022. Returns were mixed by quality with single B’s returning -0.67%, CCCs -0.79%, and BBs -2.27% given their greater rate sensitivity. Cyclical sectors energy and leisure, as well as insurance led the contributors to performance while the telecommunications, consumer goods and retail sectors led the detractors.

Full year 2021 gross issuance of $483.0bn is a new annual record, up 7% from 2020’s previous annual record of $449.9bn. Net issuance was $192.2bn, up 26% year-over-year. Refinancings remained the majority source of issuance for the year although M&A activity picked up in the second half, with refinancings accounted for less than half of issuance in the fourth quarter. Full year 2021 mutual fund outflows of -$13.6bn compare to 2020’s record inflows of $44.8bn.

There were zero high yield defaults in January following just $4.1bn in all of 2021, the lowest annual volume since 2007. The trailing 12-month par-weighted default rate decreased to 0.24%, the lowest ever rate in high yield history and down 584bps from 12 months ago.

With a -1.54% return during the trailing six-month period ending January 31st, high yield (HUC0) outperformed all other major fixed income asset classes, specifically high-grade credit (C0A0), -4.18%, emerging markets (EMCB), -3.68%, 5-year Treasuries (GA05), -3.62%, and U.S. Aggregate (D0A0), -3.12%.

Portfolio Performance and Positioning

For the trailing six-month period ended January 31, 2022, the Integrity High Income Fund returned

-1.67% (Class A shares, net of fees), -2.04% (Class C shares, net of fees) and -1.55% (Class I shares, net of fees) compared to its benchmark, the Bloomberg Barclays U.S. High Yield Index, which returned -1.55%. The Fund’s A Class shares underperformed the benchmark for the six-month period, as a result of security selection in the healthcare and gaming sectors coupled with an underweight to oil field services. Specifically, relative weightings in MYT Holdings, Intelsat, Sprint Corporation, EP Energy and HCA Healthcare detracted from performance in the period. Alternatively, relative performance benefitted from security selection in the chemicals, independent and food/beverage sectors. The largest contributions to performance resulted from relative weightings in Oasis Petroleum, Reichhold Industries, Whiting Petroleum, Ligado Networks and Kraft Heinz.

Compared to the benchmark on January 31, 2022, the Fund was overweight in cable satellite, healthcare and automotive due to our view of the relative value opportunities within those sectors. The Fund was underweight in finance companies, banking and electric because we have not found these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on January 31 31, 2022, the Fund’s yield, spread and duration were all lower than those of the benchmark.

Market Outlook

Despite the market weakness in January there was no change to the underlying fundamentals of the high yield market, which remain strong. Yields are above 5% for the first time since November 2020 and with the continuation of limited distressed in the high yield market, we believe spreads are cheap on a default adjusted basis. The technical backdrop should be balanced for the remainder of 2022 as issuance will be driven by M&A activity while demand should normalize with elevated yields. 4Q21 earnings season is likely to mimic 3Q: strong top line results with varying degrees of margin compression due to supply chain and input cost pressures. The default outlook remains benign and most market participants believe the default rate will remain below 1% for the duration of 2022. Despite the rough start to the year, we believe high yield will produce positive returns in 2022 as fundamentals drive spreads tighter amid rising rates.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert L. Cook                                                                                    Thomas G. Hauser

Managing Director                                                                              Managing Director

J.P. Morgan Investment Management, Inc.                                   J.P. Morgan Investment Management, Inc.

The views expressed are those of Robert L. Cook, Senior Portfolio Manager and Managing Director, and Thomas G. Hauser, Vice President, J.P. Morgan Investment Management, Inc. (“JPMIM”), sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY HIGH INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.23%	5.80%	5.12%	5.54%	5.31%
Class A With sales charge (4.25%)	-2.07%	4.27%	4.22%	5.08%	5.05%
Class C Without CDSC	1.47%	5.06%	4.34%	4.76%	4.50%
Class C With CDSC (1.00%)	0.49%	5.06%	4.34%	4.76%	4.50%
Class I Without sales charge	2.62%	6.11%	5.38%	N/A	5.85%
* April 30, 2004 for Class A and C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.60%, 2.35%, and 1.35% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Mid-North American Resources Fund (the “Fund”) for the six-months ended January 31, 2022. The Fund’s portfolio and related financial statements are presented within for your review.

Market Review

The period saw the S&P 500 TR Index (“S&P 500”) return 3.44%. The market moved higher throughout the period as economies and businesses continued re-opening and moving towards normalcy. Rising inflation kept a lid on the markets as investors feared its effects on consumers as well as interest rates, which often rise with inflation. In January, the market pulled back as investors started focusing on the possibility of multiple rate hikes during 2022. The anticipation of rising interest rates also appears to have started a rotation from growth to value. It has yet to be determined if this rotation will stick, but its welcome news to value investors who have lagged growth for years.

The U.S. Bureau of Labor Statistics reported that the unemployment rate was 4.0% as of January 2022. The unemployment rate spiked to 14.8% in April 2020 due to COVID lockdowns, but has been steadily declining since then. It is now approaching the pre-pandemic low of 3.5%.

The Federal Reserve’s Federal Open Market Committee has not changed the target range of the federal funds rate since dropping it to near 0% in March of 2020. However, they have recently signaled the intent to begin raising the federal funds rate in the near future due to inflation being well above their 2% long-term target.

During the period, the energy sector was the stand-out best performer, returning almost 38%. Oil prices continued to climb as supply and demand tighten. Oil producers have tried to court investors by focusing on returning capital to shareholders instead of expanding production like they did in the recent boom cycle. This has caused an under-investment in new production, tightening the oil supply and increasing prices.

Energy Review

Crude oil and energy equities started off the third quarter of 2021 weak in what appeared to be a brief period of consolidation. Energy equities made a big move in September by trading up nearly 10%. This led all S&P 500 sectors over the month. Weaker than expected global supply and rising demand caused higher crude oil and natural gas prices, driving the big move in energy equities. Higher commodity prices have further enhanced the energy sector’s ability to return cash to shareholders. Over the quarter, we saw continued commitment to capital discipline as well as further adoption of ESG principles within the energy sector. It is encouraging to see the sector make moves to reduce their carbon footprint and become more environmentally conscious. Renewable energy was the worst performing group within the portfolio, driven by continued supply disruptions and higher rates. Commentary from renewable energy companies indicate the supply chain is loosening up on a weekly basis and should be vastly improved by the second quarter of 2022.

For the third quarter of 2021, the Fund (Class A shares) fell 1.68% compared to a loss of 1.46% for the S&P 1500 Energy Index and a loss of 1.98% for the Morningstar Equity Energy category. WTI crude oil increased 5.84% to end the quarter at $75.03 and Brent crude oil increased 8.21% to end the quarter at $78.31.

Crude oil and energy equities continued to rally after a strong September. Crude Oil traded up over 10% (QTD) by the end of October but gave up all of those gains and then some by the end of November. The Omicron variant and concerns over economic shutdowns threatened crude oil demand. Over the month of December, crude oil traded up nearly 15% as fears over the Omicron variant waned. Energy equities largely followed suit, but didn’t see a recovery until the December 20th trough. Energy equities traded up over 5% from the low set in December. Catalysts continue to build for the energy sector as demand remained resilient, despite Omicron fears. Additionally, incremental OPEC barrels being added on a monthly basis are being absorbed by consumers. The biggest tailwind for the energy sector is underinvestment. After years of overinvestment in the early innings of the shale revolution and high oil prices, producers have altered their business models from a growth model to a focus on capital discipline and returning capital to shareholders. Suppressed prices in the years past caused global capital expenditures for exploration and production to fall by over 50% and have yet to recover. Intense pressure on oil companies to maintain capital discipline despite higher oil prices is likely to keep capital expenditures in check. With demand for crude oil continuing to grow, higher oil prices will be required to incentivize future expenditures.

For the fourth quarter of 2021, the Fund (Class A shares) returned 3.80% compared to a gain of 2.17% for the Morningstar Equity Energy category and a gain of 7.00% for the S&P 1500 Energy Index. WTI crude oil increased 2.20% to end the quarter at $75.21 and Brent crude oil increased 2.26% to end the quarter at $77.78

In the month of January 2022, WTI crude prices rose 14.43% to close the month at $86.44. The Fund gained 6.60% in January, 5.44% behind the Morningstar Equity Energy category, 11.63% behind the S&P 1500 Energy Index, but 11.94% ahead of the S&P 1500 Index.

The Fund’s total returns for Class A, C, and I shares were 17.52%*, 17.34%*, and 17.97%*, respectively, for the six-months ended January 31, 2022, compared to returns of 25.39%, 36.30%, and 2.98% for the Morningstar Equity Energy Category, the S&P 1500 Energy Index, and the S&P 1500 Index, respectively. Aiding relative performance was selection within exploration & production. Detracting from the Fund’s performance relative to its category was overweight allocation to renewable energy and selection within oilfield service.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	34.68%	1.92%	-4.98%	-0.92%	4.63%
Class A With sales charge (5.00%)	28.04%	0.18%	-5.97%	-1.44%	4.39%
Class C Without CDSC	34.29%	1.43%	-5.44%	N/A	-5.74%
Class C With CDSC (1.00%)	33.29%	1.43%	-5.44%	N/A	-5.74%
Class I Without sales charge	35.68%	2.44%	-4.47%	N/A	0.17%
* April 5, 1999 for Class A; May 1, 2014 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.48%, 1.98%, and 0.98% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.48%, 1.98%, and 0.98% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50%, 2.00%, and 1.00% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser. The Fund’s performance prior to November 10, 2008 was achieved under the previous investment strategy, which may have produced different results than the current investment strategy.

INTEGRITY SHORT TERM GOVERNMENT FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Short Term Government Fund (the “Fund”) for the six-months ended January 31, 2022 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

Treasury yields rose significantly during the period as the market adapted to the Fed’s hawkish pivot in the 4th quarter. Within a period of 6 months, the Fed went from the new inflation targeting policy (i.e. inflation averages 2% over a time frame) to indicating in the December Federal Open Market Committee (“FOMC” or “Committee”) meeting that the maximum employment requirement for the first rate hike had been met. Fed monetary policy has also evolved since last June when their dot plot first indicated 2 hikes in 2023 to at the end of January pricing in close to 6 hikes for 2022. Given the correlation between the target policy rate and Treasury yields, there should be no surprise about the spike in interest rates over the past 6 months.

Fixed income spreads over Treasuries for both Agency Mortgage-backed securities (“AMBS”) and investment grade credit widened over the period as all spread sectors underperformed Treasuries given significant market volatility. The Treasury yield curve flattened significantly between the 2-year and 10-year maturities, with the 2-year Treasury yield higher by 100bps and the 10-year yield higher by 55bps, reflecting the market’s pricing in of earlier than expected Fed rate hikes. While the emergence of the new COVID variant, Omicron, at the end of November created market uncertainty, interest rates were driven mostly by Fed policy and inflation momentum during the period. Notably, the Consumer Price Index increased from 5.4% to 7.5% during the 6-month period ending January.

Portfolio Performance and Positioning

For the six-months ended January 31, 2022, the Integrity Short Term Government Fund returned -1.70%* (Class A shares, net of fees) and -1.57%* (Class I shares, net of fees) compared to its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index, which returned -1.29%. The Fund’s return was driven mainly by adverse price return due to higher Treasury yields. In addition, AMBS lagged Treasuries due to the market uncertainty of Fed policy. Slower prepayments and interest income offset part of the adverse price return.

As designed, the portfolio continues to focus on short duration AMBS. This short duration stance should benefit the Fund on a relative basis should interest rates rise further. In addition, in our view, AMBS currently provide a significant higher yield and income advantage over similar high quality short duration alternatives. We continue to look for stable bonds that provide predictable cashflows at attractive spreads relative to the rest of the Agency MBS market. More specifically, the portfolio is tilted towards 15-year residential MBS and short duration multifamily MBS. With yields now significantly higher, we believe the strategy is in a better position to withstand further potential interest rates sell-off, if they were to occur. Importantly, in the current uncertain environment, Agency securities should also benefit from their government quality.

Market Outlook

As the Fed prepared the market for its first post-COVID interest rate hike in March, it noted that the Fed’s base case assumed that inflation would likely decline in the second half of this year. However, the market has been concerned that inflation would surprise to the upside. Bond market investors are also monitoring escalating tension between US/Europe and Russia over Ukraine. We continue to believe Agency MBS offer a premium yield and good value relative to other spread products and even Treasuries in the face of this uncertainty. Housing activity remains robust and prepayment risks should decline given much higher mortgage rates. Higher mortgage rates also reduce supply and partially offset the reduced demand from the Fed. On the multifamily side, performance has remained stable, unlike certain other more cyclical commercial real estate sectors such as lodging and retail properties, where delinquency rates remain elevated.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

M.D. Sass Investors Services, Inc.

The views expressed are those of M.D. Sass Investor Services, Inc., sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY SHORT TERM GOVERNMENT FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-2.05%	N/A	N/A	N/A	1.64%
Class A With sales charge (2.00%)	-4.05%	N/A	N/A	N/A	-0.40%
Class I Without sales charge	-1.80%	1.38%	1.59%	1.08%	1.22%
* January 21, 2020 for Class A; June 30, 2011 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) for the six month period ended January 31, 2022 was 1.12% and 0.89% for Class A and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) for the six month period ended January 31, 2022 was 0.80% and 0.55% (annualized) for Class A and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.80% and 0.55% for Class A and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY DIVIDEND HARVEST FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

Health Care	16.7%
Consumer Staples	16.4%
Financials	15.3%
Information Technology	14.7%
Utilities	10.7%
Energy	10.4%
Communication Services	6.8%
Industrials	2.7%
Materials	2.2%
Cash Equivalents and Other	2.1%
Consumer Discretionary	2.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (97.9%)

Communication Services (6.8%)
BCE Inc	100,000	$5,226,000
Verizon Communications Inc	154,000	8,197,420
		13,423,420
Consumer Discretionary (2.0%)
Genuine Parts Co	16,500	2,198,295
McDonald's Corp	6,500	1,686,425
		3,884,720
Consumer Staples (16.4%)
British American Tobacco PLC	60,000	2,578,200
Altria Group Inc	144,000	7,326,720
Coca Cola Co/The	114,000	6,955,140
Kimberly Clark Corp	35,000	4,817,750
PepsiCo Inc	14,000	2,429,280
Philip Morris International Inc	62,000	6,376,700
Procter & Gamble Co/The	12,000	1,925,400
		32,409,190
Energy (10.4%)
Chevron Corp	28,000	3,677,240
Devon Energy Corp	82,000	4,146,740
Enbridge Inc	75,000	3,170,250
Exxon Mobil Corp	56,000	4,253,760
Pioneer Natural Resources Co	16,500	3,611,685
TC ENERGY CORP	32,000	1,652,800
		20,512,475
Financials (15.3%)
Allstate Corp/The	14,000	1,689,380
BlackRock Inc	3,000	2,468,820
CME Group Inc	12,000	2,754,000
JPMorgan Chase & Co	43,000	6,389,800
Old Republic International Corp	170,000	4,357,100
PNC Financial Services Group Inc/The	21,000	4,325,790
Prudential Financial Inc	26,000	2,900,820
Truist Financial Corp	40,000	2,512,800
US Bancorp	50,000	2,909,500
		30,308,010
Health Care (16.7%)
AbbVie Inc	106,000	14,510,340
Johnson & Johnson	34,000	5,857,860
Merck & Co Inc	68,000	5,540,640
Pfizer Inc	138,000	7,271,220
		33,180,060
Industrials (2.7%)
Caterpillar Inc	7,000	1,410,920
Lockheed Martin Corp	5,700	2,218,041
Raytheon Technologies Corp	20,000	1,803,800
		5,432,761
Information Technology (14.7%)
Broadcom Inc	25,000	14,647,000
Cisco Systems Inc	52,000	2,894,840
Intel Corp	45,000	2,196,900
International Business Machines Corp	19,000	2,537,830
QUALCOMM Inc	16,000	2,812,160
Texas Instruments Inc	22,000	3,948,780
		29,037,510
Materials (2.2%)
Air Products & Chemicals Inc	5,500	1,551,660
LyondellBasell Industries NV	30,000	2,901,900
		4,453,560
Utilities (10.7%)
AES Corp/The	130,000	2,883,400
American Electric Power Co Inc	53,000	4,791,200
Dominion Resources Inc/VA	31,000	2,500,460
Duke Energy Corp	15,000	1,575,900
Entergy Corp	23,000	2,570,710
NextEra Energy Inc	66,000	5,155,920
Southern Co/The	26,000	1,806,740
		21,284,330

TOTAL COMMON STOCKS (COST: $152,051,598)		$193,926,036

OTHER ASSETS LESS LIABILITIES (2.1%)		$4,115,757

NET ASSETS (100.0%)		$198,041,793

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

Information Technology	40.2%
Consumer Discretionary	11.5%
Financials	10.1%
Industrials	10.1%
Health Care	9.4%
Communication Services	7.8%
Consumer Staples	4.3%
Cash Equivalents and Other	3.0%
Materials	2.2%
Utilities	1.4%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (97.0%)

Communication Services (7.8%)
AT&T Inc	$65,000	$1,657,500
Verizon Communications Inc	40,000	2,129,200
Walt Disney Co/The	22,000	3,145,340
		6,932,040
Consumer Discretionary (11.5%)
Best Buy Co Inc	10,000	992,800
Home Depot Inc/The	6,000	2,201,880
Lowe's Cos Inc	10,000	2,373,500
Starbucks Corp	20,000	1,966,400
Target Corp	12,000	2,645,160
		10,179,740
Consumer Staples (4.3%)
Kimberly Clark Corp	14,000	1,927,100
PepsiCo Inc	11,000	1,908,720
		3,835,820
Financials (10.1%)
Bank of America Corp	30,000	1,384,200
BlackRock Inc	3,000	2,468,820
JPMorgan Chase & Co	12,000	1,783,200
PNC Financial Services Group Inc/The	6,000	1,235,940
S&P Global Inc	5,000	2,076,100
		8,948,260
Health Care (9.4%)
*Edwards Lifesciences Corp	20,000	2,184,000
Pfizer Inc	25,000	1,317,250
Thermo Fisher Scientific Inc	5,000	2,906,500
UnitedHealth Group Inc	4,000	1,890,280
		8,298,030
Industrials (10.1%)
Caterpillar Inc	5,500	1,108,580
Deere & Co	6,000	2,258,400
FedEx Corp	7,000	1,721,020
Trane Technologies PLC	11,000	1,904,100
Waste Management Inc	13,000	1,955,720
		8,947,820
Information Technology (40.2%)
*Advanced Micro Devices Inc	17,000	1,942,250
Apple Inc	20,000	3,495,600
Cisco Systems Inc	35,000	1,948,450
HP Inc	38,000	1,395,740
Intel Corp	50,000	2,441,000
Intuit Inc	5,000	2,776,150
KLA Tencor Corp	6,000	2,335,620
Lam Research Corp	3,000	1,769,760
Mastercard Inc	7,000	2,704,660
Microsoft Corp	6,000	1,865,880
NVIDIA Corp	16,000	3,917,760
QUALCOMM Inc	20,000	3,515,200
salesforce.com Inc	9,000	2,093,670
Visa Inc	15,000	3,392,550
		35,594,290
Materials (2.2%)
Air Products & Chemicals Inc	7,000	1,974,840

Utilities (1.4%)
Exelon Corp	21,000	1,216,950
		1,216,950

TOTAL COMMON STOCKS (COST: $51,950,088)		$85,927,790

OTHER ASSETS AND LIABILITIES (3.0%)		$2,625,070

NET ASSETS (100.0%)		$88,552,860

* Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

Consumer Discretionary	23.0%
Communication Services	14.7%
Health Care	12.8%
Industrials	11.6%
Energy	10.2%
Cash Equivalents and Other	6.6%
Materials	6.4%
Information Technology	5.8%
Consumer Staples	5.0%
Financials	2.1%
Utilities	1.2%
Real Estate	0.6%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS (93.4%)

Communication Services (14.7%)
Altice France SA/France - 144A 8.125% 02/01/2027 Callable @ 106.094 02/01/2022	$400,000	$422,896
*(1)AMC Entertainment Holdings Inc - 144A 10.000% 06/15/2026 Callable @ 106.000 06/15/2023	27,692	25,981
AMC Entertainment Holdings Inc - 144A 10.500% 04/24/2026 Callable @ 105.250 06/15/2022	10,000	10,575
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	65,000	61,152
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	16,490
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 103.313 08/01/2023	55,000	54,536
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	300,000	288,750
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 102.625 07/15/2024	45,000	42,647
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 104.375 05/01/2022	18,000	18,810
CSC Holdings LLC - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	200,000	200,500
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	400,000	416,440
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 102.688 08/15/2022	45,000	20,700
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 104.406 08/15/2023	232,000	232,858
DISH Network Corp 3.375% 08/15/2026	73,000	67,948
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 104.875 05/01/2022	35,000	33,250
FRONTIER COMM HLDGS LLC 5.870% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	14,189
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	168,000	166,320
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	47,000	48,396
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	9,023
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	26,060
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 103.000 11/01/2023	32,000	32,400
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	82,000	80,799
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 105.250 05/15/2022	41,000	43,191
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	95,000	90,983
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 103.188 05/01/2022	52,976	54,884
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 104.188 05/01/2022	79,489	83,006
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	50,000	49,764
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	185,000	187,960
(4)Intelsat Jackson Holdings SA 5.500% 08/01/2023	146,000	63,693
(4)Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	70,000	70,963
(4)Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	172,000	77,400
(4)Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025 Callable @ 102.438 07/15/2022	90,000	39,735
Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	275,000	275,000
Level 3 Financing Inc 5.375% 05/01/2025 Callable @ 100.896 05/01/2022	55,000	55,782
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	39,000	35,441
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 102.313 09/15/2022	135,000	134,339
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	37,000	35,705
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	160,000	157,641
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024 Callable @ 100.000 11/01/2022	186,000	186,465
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026 Callable @ 102.813 03/15/2022	70,000	71,225
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	258,000	277,691
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	40,000	36,655
Lumen Tech Inc 5.625% 04/01/2025 Callable @ 100.000 01/01/2025	22,000	22,633
Lumen Tech Inc 7.500% 04/01/2024 Callable @ 100.000 01/01/2024	113,000	120,733
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	150,000	151,007
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	65,000	61,786
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	70,000	66,500
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	88,000	86,240
Midcontinent Communications / Midcontinent Finance Corp - 144A 5.375% 08/15/2027 Callable @ 102.688 08/15/2022	60,000	60,825
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	21,219
Netflix Inc 4.875% 04/15/2028	115,000	126,184
Netflix Inc 5.875% 11/15/2028	56,000	64,882
Netflix Inc - 144A 4.875% 06/15/2030 Callable @ 100.000 03/15/2030	60,000	66,828
Netflix Inc - 144A 5.375% 11/15/2029	40,000	45,738
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	82,000	78,339
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	126,000	124,494
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 104.219 07/15/2022	314,000	321,850
SBA Communications Corp 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	53,000	49,393
Scripps Escrow II Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 01/15/2024	41,000	38,950
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	14,859
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 104.406 07/15/2022	20,000	20,400
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	125,000	115,000
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	60,000	55,505
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 102.000 07/15/2024	176,000	170,280
Sirius XM Radio Inc - 144A 4.125% 07/01/2030 Callable @ 102.063 07/01/2025	40,000	38,109
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	169,000	174,726
Sprint Capital Corp 6.875% 11/15/2028	175,000	209,038
*Sprint Capital Corp 8.750% 03/15/2032	316,000	440,030
Sprint Corp 7.125% 06/15/2024	30,000	32,700
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	315,000	350,438
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	190,000	217,550
Sprint Corp 7.875% 09/15/2023	195,000	210,600
*T Mobile USA Inc 4.750% 02/01/2028 Callable @ 102.375 02/01/2023	310,000	320,528
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	98,500
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	12,270
TripAdvisor Inc - 144A 7.000% 07/15/2025 Callable @ 103.500 07/15/2022	4,000	4,190
United States Cellular Corp 6.700% 12/15/2033	105,000	116,433
Univision Communications Inc - 144A 4.500% 05/01/2029 Callable @ 102.250 05/01/2024	94,000	92,708
Univision Communications Inc - 144A 6.625% 06/01/2027 Callable @ 103.313 06/01/2023	5,000	5,249
Zayo Group Holdings Inc - 144A 4.000% 03/01/2027 Callable @ 100.000 03/01/2022	124,000	117,025
		$8,641,982

Consumer Discretionary (23.0%)
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	16,096
1011778 BC ULC / New Red Finance Inc - 144A 3.875% 01/15/2028 Callable @ 101.938 09/15/2022	68,000	66,620
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	135,000	124,965
Adient US LLC - 144A 9.000% 04/15/2025 Callable @ 104.500 04/15/2022	24,000	25,433
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	51,000	52,370
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 9.750% 07/15/2027 Callable @ 104.875 07/15/2022	95,000	100,225
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	94,000	99,021
American Axle & Manufacturing Inc 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	56,000	51,743
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 101.563 03/15/2022	126,000	128,363
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 103.250 04/01/2022	54,000	55,350
American Axle & Manufacturing Inc 6.875% 07/01/2028	171,000	179,764
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	44,663
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	77,000	76,423
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	10,840
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	55,000	54,193
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	86,000	86,370
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	74,000	70,848
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 104.063 07/01/2023	105,000	113,006
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	64,000	60,882
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	100,000	96,200
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	65,000	72,995
CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 01/15/2034 Callable @ 102.125 01/15/2028	85,000	78,898
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 06/01/2033 Callable @ 102.250 06/01/2027	125,000	118,719
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	143,000	136,565
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	160,000	156,240
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	30,000	29,484
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	40,000	39,600
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 102.500 08/01/2022	446,000	450,460
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	524,000	537,126
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	230,000	237,008
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026 Callable @ 101.833 05/01/2022	50,000	51,188
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 103.375 07/15/2022	99,000	103,076
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	40,000	40,045
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	118,000	121,540
Clarios Global LP - 144A 6.750% 05/15/2025	45,000	46,688
Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027 Callable @ 104.250 05/15/2022	115,000	120,242
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 103.750 06/01/2024	83,000	86,009
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	169,000	175,338
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 102.563 08/15/2022	201,000	201,000
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025 Callable @ 100.000 09/15/2022	55,000	51,425
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026 Callable @ 101.875 11/15/2022	165,000	123,265
Cooper- 144A Standard Automotive Inc - 13.000% 06/01/2024	130,000	138,775
Dana Inc 5.375% 11/15/2027 Callable @ 102.688 11/15/2022	20,000	20,675
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	67,000	69,680
DISH DBS Corp 5.000% 03/15/2023	128,000	130,028
DISH DBS Corp 5.875% 07/15/2022	56,000	56,705
*DISH DBS Corp 5.875% 11/15/2024	561,000	565,909
DISH DBS Corp 7.750% 07/01/2026	173,000	178,190
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	255,000	247,350
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	55,000	52,883
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	90,000	86,850
Ford Motor Credit Co LLC 3.087% 01/09/2023	270,000	270,675
Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	200,224
*Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	206,300
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	208,000
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	400,000	415,983
*Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	400,000	419,424
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	23,000	21,395
Gap Inc/The - 144A 3.875% 10/01/2031 Callable @ 101.938 10/01/2026	18,000	16,682
Garda World Security Corp 4.625% 02/15/2027 Callable @ 102.313 02/15/2023	30,000	29,268
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 103.000 06/01/2024	59,000	55,295
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 104.750 11/01/2022	80,000	84,080
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	18,235
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	56,099
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	41,000	41,359
Goodyear Tire & Rubber Co/The - 144A 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	106,000	106,053
Goodyear Tire & Rubber Co/The - 144A 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	60,000	60,413
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	36,269
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	34,000	34,892
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	17,325
Hilton Domestic Operating Co Inc - 144A 5.375% 05/01/2025 Callable @ 102.688 05/01/2022	12,000	12,292
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	23,000	24,179
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 102.437 04/01/2022	63,000	64,261
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	21,550
IAA Spinco Inc - 144A 5.500% 06/15/2027 Callable @ 102.750 06/15/2022	25,000	25,657
IRB Holding Corp - 144A 7.000% 06/15/2025 Callable @ 103.500 06/15/2022	50,000	52,125
L Brands Inc 6.750% 07/01/2036	35,000	39,988
L Brands Inc - 144A 9.375% 07/01/2025	3,000	3,588
Lithia Motors Inc 3.875% 06/01/2029 Callable @ 101.938 06/01/2024	48,000	47,160
Lithia Motors Inc 4.375% 01/15/2031 Callable @ 102.188 10/15/2025	36,000	36,202
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 102.250 06/15/2024	21,000	20,602
Marriott Ownership Resorts Inc - 144A 6.125% 09/15/2025 Callable @ 103.063 05/15/2022	21,000	21,630
Mattel Inc 3.375% 04/01/2026 Callable @ 101.688 04/01/2023	19,000	18,919
Mattel Inc 3.750% 04/01/2029 Callable @ 101.875 04/01/2024	23,000	22,713
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 104.406 12/15/2022	68,000	72,250
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 3.875% 02/15/2029	40,000	41,100
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	10,550
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	15,675
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	43,890
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	31,725
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	75,000	77,302
MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	160,000	168,000
*MGM Resorts International 6.000% 03/15/2023	245,000	252,963
Murphy Oil USA Inc - 144A 3.750% 02/15/2031 Callable @ 101.876 02/15/2026	39,000	36,750
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	31,000	32,550
Newell Brands Inc 5.375% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	11,757
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 103.563 04/01/2023	135,000	139,051
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 103.125 05/15/2022	82,000	84,768
PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 102.375 02/15/2024	250,000	249,306
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 104.250 10/01/2022	180,000	181,793
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	72,000	71,391
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	100,000	96,022
Royal Caribbean Cruises Ltd - 144A 9.125% 06/15/2023 Callable @ 100.000 03/15/2023	9,000	9,482
Royal Caribbean Cruises Ltd - 144A 10.875% 06/01/2023 Callable @ 100.000 03/01/2023	26,000	27,838
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	62,000	68,617
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	150,000	147,720
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	31,000	28,940
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	18,000	17,438
Service Corp International/US 4.625% 12/15/2027 Callable @ 102.313 12/15/2022	40,000	41,100
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	38,000	39,805
Service Corp International/US 7.500% 04/01/2027	105,000	123,375
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 102.500 08/01/2022	216,000	220,860
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024 Callable @ 100.000 07/31/2022	165,000	165,000
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 102.750 04/15/2022	30,000	30,225
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 103.500 07/01/2022	118,000	123,015
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	49,000	47,836
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 103.750 04/15/2022	220,000	216,975
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 105.375 04/15/2022	95,000	88,548
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	125,000	121,370
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	56,000	56,084
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	31,708
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	84,000	80,368
Tenneco Inc 5.000% 07/15/2026	53,000	49,159
Tenneco Inc 5.375% 12/15/2024 Callable @ 100.000 12/15/2022	20,000	19,600
Tenneco Inc - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	65,000	60,200
Tenneco Inc - 144A 7.875% 01/15/2029 Callable @ 103.938 01/15/2024	24,000	25,504
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	66,300
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 102.375 02/15/2024	15,000	14,738
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	107,873
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 102.125 12/01/2022	113,000	114,157
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	75,000	74,181
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030 Callable @ 102.063 02/15/2025	20,000	20,000
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	73,000	75,137
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	46,978
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 102.563 04/15/2022	95,000	97,101
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	149,000	144,605
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	49,000	48,195
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 102.813 03/15/2022	85,000	87,019
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,656
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	132,000	132,698
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	193,000	187,577
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	38,751
Yum! Brands Inc 4.625% 01/31/2032 Callable @ 102.313 10/01/2026	73,000	72,651
Yum! Brands Inc - 144A 7.750% 04/01/2025 Callable @ 103.875 04/01/2022	20,000	20,954
		$13,577,349

Consumer Staples (5.0%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 101.625 09/15/2022	38,000	36,842
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	77,000	72,700
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 103.469 01/15/2023	250,000	255,875
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	35,000	35,656
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 104.406 08/15/2022	71,000	74,024
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	34,000	32,683
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 102.563 01/01/2023	183,000	189,176
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 102.500 04/15/2023	64,000	64,255
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 103.250 04/15/2022	40,000	40,506
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	24,375
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	125,000	129,688
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	53,000	50,096
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	239,000	233,025
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	45,000	44,325
+^High Ridge Brands Co 8.875% 03/15/2025 Callable @ 100.000 03/15/2022	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	113,000	111,591
Lamb Weston Holdings Inc - 144A 4.375% 01/31/2032 Callable @ 102.188 01/31/2027	28,000	27,615
Lamb Weston Holdings Inc - 144A 4.875% 05/15/2028	26,000	27,040
Performance Food Group Inc 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	75,000	70,373
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 102.750 10/15/2022	85,000	86,365
Performance Food Group Inc - 144A 6.875% 05/01/2025	90,000	93,600
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	50,000	48,188
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	25,000	25,680
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 102.813 12/01/2022	120,000	122,785
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	325,000	333,548
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	193,000	182,868
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 103.750 07/01/2022	58,000	57,164
*Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	219,000	214,894
Spectrum Brands Inc 5.750% 07/15/2025 Callable @ 100.958 07/15/2022	8,000	8,150
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	17,860
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	138,000	142,485
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	44,000	45,870
TreeHouse Foods Inc 4.000% 09/01/2028 Callable @ 102.000 09/01/2023	21,000	19,635
		$2,918,937

Energy (10.2%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	81,000	81,534
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	85,000	86,641
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	5,000	5,078
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	53,000	56,975
Antero Resources Corp - 144A 5.375% 03/01/2030 Callable @ 102.688 03/01/2025	23,000	23,743
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	16,000	17,440
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	69,000	76,958
Apache Corp 4.625% 11/15/2025 Callable @ 100.000 08/15/2025	8,000	8,346
Apache Corp 4.875% 11/15/2027 Callable @ 100.000 05/15/2027	8,000	8,300
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.250% 04/01/2028 Callable @ 103.125 04/01/2023	37,000	37,303
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 105.156 04/01/2022	35,000	35,898
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	74,900
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	25,000	25,375
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 103.812 12/15/2022	58,000	60,610
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	39,919
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,686
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	115,000	114,350
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	38,800
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 103.565 02/01/2023	88,000	91,253
Cheniere Energy Inc 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	85,000	86,275
Cheniere Energy Partners LP 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	166,000	169,689
Cheniere Energy Partners LP - 144A 3.250% 01/31/2032 Callable @ 101.625 01/31/2027	39,000	36,717
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	225
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 102.750 02/05/2023	35,000	36,075
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	15,624
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	45,000	46,350
Comstock Resources Inc 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	38,000	37,763
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	112,000	115,224
Continental Resources Inc/OK - 144A 5.750% 01/15/2031	10,000	11,399
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025 Callable @ 101.875 05/15/2022	31,000	31,620
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 102.813 05/01/2022	35,000	35,088
DCP Midstream Operating LP 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	20,000	21,055
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	32,400
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	90,000	88,875
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	35,550
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	100,000	101,125
Endeavor Energy Resources LP / EER Finance Inc 6.625% 07/15/2025 Callable @ 103.313 07/15/2022	24,000	25,085
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	16,147
EnLink Midstream Partners LP 4.150% 06/01/2025 Callable @ 100.000 03/01/2025	10,000	9,972
EnLink Midstream Partners LP 4.400% 04/01/2024 Callable @ 100.000 01/01/2024	65,000	65,462
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	25,677
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	46,328
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	5,061
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	42,021
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	49,000	46,901
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	40,000	41,300
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	26,268
EQT Corp 5.000% 01/15/2029	18,000	18,945
EQT Corp 6.125% 02/01/2025 Callable @ 100.000 01/01/2025	35,000	37,713
EQT Corp - 144A 3.125% 05/15/2026 Callable @ 101.563 05/15/2023	26,000	25,415
EQT Corp - 144A 3.625% 05/15/2031 Callable @ 100.000 05/15/2030	21,000	20,790
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	58,000	58,363
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	128,000	126,522
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 103.125 02/15/2022	10,000	9,650
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	41,000	40,439
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	18,000	18,130
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 102.813 06/01/2024	90,000	90,329
Gulfport Energy Corp - 144A 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	110,000	118,217
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 102.813 02/15/2022	25,000	25,500
Hess Midstream Operations LP 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	45,355
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 102.563 06/15/2023	55,000	56,044
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	33,994
MEG Energy Corp - 144A 6.500% 01/15/2025 Callable @ 100.000 01/15/2023	27,000	27,338
MEG Energy Corp - 144A 7.125% 02/01/2027 Callable @ 103.563 02/01/2023	87,000	90,263
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	69,000	63,825
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 103.750 02/01/2023	37,000	37,373
NRG Energy Inc 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	78,000	80,729
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	44,000	41,140
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	74,000	76,146
NuStar Logistics LP 5.625% 04/28/2027	30,000	30,713
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	21,919
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	52,444
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	66,000	71,392
Oasis Midstream Partners LP / OMP Finance Corp 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	84,000	89,145
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 103.188 06/01/2023	56,000	57,522
Occidental Petroleum Corp 5.500% 12/01/2025 Callable @ 100.000 09/01/2025	47,000	49,874
Occidental Petroleum Corp 5.875% 09/01/2025 Callable @ 100.000 06/01/2025	25,000	26,719
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	65,000	75,026
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	28,438
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	80,000	93,881
Occidental Petroleum Corp 8.000% 07/15/2025 Callable @ 100.000 04/15/2025	78,000	88,725
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	55,221
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	56,000	72,586
PBF Holding Co LLC / PBF Finance Corp 6.000% 02/15/2028 Callable @ 103.000 02/15/2023	3,000	2,108
PBF Holding Co LLC / PBF Finance Corp - 144A 9.250% 05/15/2025 Callable @ 104.625 05/15/2022	33,000	32,234
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	8,000	8,014
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 101.781 11/15/2022	35,000	35,175
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	65,000	66,245
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	40,000	44,222
Range Resources Corp 9.250% 02/01/2026 Callable @ 106.938 02/01/2022	50,000	53,469
Range Resources Corp - 144A 4.750% 02/15/2030 Callable @ 102.375 02/15/2025	24,000	23,971
Rockcliff Energy II LLC - 144A 5.500% 10/15/2029 Callable @ 102.750 10/15/2024	28,000	28,157
SM Energy Co 5.625% 06/01/2025 Callable @ 100.938 06/01/2022	30,000	29,775
SM Energy Co 6.500% 07/15/2028 Callable @ 103.250 07/15/2024	16,000	16,528
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	17,000	16,971
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	107,000	109,643
Southwestern Energy Co 6.700% 01/23/2025 Callable @ 100.000 10/23/2024	6,000	6,345
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 103.875 10/01/2022	27,000	28,764
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 104.188 09/15/2023	25,000	27,430
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	104,000	101,813
Sunoco LP / Sunoco Finance Corp - 144A 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	60,000	58,919
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 102.750 01/15/2023	60,000	57,360
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 103.000 03/01/2023	40,000	40,697
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	66,689
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	50,000	47,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 105.625 10/01/2022	93,000	97,813
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	73,150
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 102.500 01/15/2023	40,000	41,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.375% 02/01/2027 Callable @ 102.688 02/01/2022	24,000	24,560
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	15,881
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.875% 04/15/2026 Callable @ 102.938 04/15/2022	160,000	164,904
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 104.875 07/15/2022	108,000	114,556
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	41,563
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	62,000	61,715
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 101.469 07/15/2022	23,044	22,011
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	67,490
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 103.063 08/01/2022	30,820	30,358
Vine Energy Holdings LLC 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	178,000	190,238
Western Midstream Operating LP 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	8,000	8,414
Western Midstream Operating LP 4.650% 07/01/2026 Callable @ 100.000 04/01/2026	65,000	68,030
		$6,029,172

Financials (2.1%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	242,201
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	95,000	104,374
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 3.095%), Callable @ 100 5/15/2025	10,000	10,575
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	17,900
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	17,376
Diamond 1 Finance Corp / Diamond 2 Finance Corp 6.020% 06/15/2026 Callable @ 100.000 03/15/2026	75,000	85,097
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 102.000 03/15/2024	50,000	48,527
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	30,225
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	24,375
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	88,000	86,240
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	75,000	72,524
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	10,374
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 101.750 01/15/2024	20,000	19,050
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	16,830
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	42,000	39,375
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.875% 03/01/2031 Callable @ 101.938 03/01/2026	14,000	13,108
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 101.438 10/15/2023	49,000	46,597
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	18,000	16,843
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	125,000	126,919
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	25,761
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	58,000	52,490
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	85,000	80,834
WMG Acquisition Corp - 144A 3.875% 07/15/2030 Callable @ 101.938 07/15/2025	25,000	23,792
		$1,211,387

Health Care (12.8%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	70,000	68,775
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	32,000	32,460
Ardent Health Services Inc 5.750% 07/15/2029 Callable @ 102.875 07/15/2024	39,000	38,270
Avantor Funding Inc - 144A 3.875% 11/01/2029 Callable @ 101.938 11/01/2024	25,000	24,000
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	199,000	198,503
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 104.625 04/01/2022	250,000	258,705
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 102.438 06/01/2024	130,000	123,219
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 102.500 01/30/2023	70,000	58,975
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	39,544
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	126,000	102,186
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	28,710
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	10,000	8,463
Bausch Health Cos Inc - 144A 7.000% 01/15/2028 Callable @ 103.500 01/15/2023	55,000	49,294
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	12,000	11,220
Centene Corp 4.250% 12/15/2027 Callable @ 102.125 12/15/2022	134,000	137,416
*Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	412,000	428,406
CHS/Community Health Systems Inc 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	83,000	79,033
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	40,000	38,250
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	72,000	71,656
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	169,000	170,113
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	24,408
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 104.000 03/15/2022	70,000	72,866
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	85,000	78,090
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	156,000	151,780
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	57,000	52,440
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	119,000	118,703
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	30,000	29,425
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	25,000	24,688
Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	28,485
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 102.188 10/15/2022	150,000	78,000
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 101.625 10/01/2022	50,000	50,026
HCA Inc 3.500% 09/01/2030 Callable @ 102.500 03/01/2030	85,000	85,000
*HCA Inc 5.375% 02/01/2025	347,000	371,290
HCA Inc 5.375% 09/01/2026 Callable @ 100.000 03/01/2026	196,000	212,660
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	178,000	198,274
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	337,438
HealthEquity Inc - 144A 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	17,000	16,618
HealthSouth Corp 5.750% 09/15/2025 Callable @ 100.958 09/15/2022	55,000	55,550
Hologic Inc 4.625% 02/01/2028 Callable @ 102.312 02/01/2023	95,000	98,206
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	137,000	129,808
*IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 101.667 10/15/2022	200,000	204,250
*Jazz Securities DAC - 144A 4.375% 01/15/2029 Callable @ 102.188 07/15/2024	200,000	198,576
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025 Callable @ 100.917 04/15/2022	45,000	24,075
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023	60,000	32,100
Molina Healthcare Inc - 144A 3.875% 11/15/2030 Callable @ 100.000 08/17/2030	40,000	39,450
Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	183,000	176,059
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	97,000	94,333
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	197,560
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	120,000	116,571
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 105.625 04/01/2022	75,000	75,540
Prestige Brands Inc - 144A 5.125% 01/15/2028 Callable @ 102.563 01/15/2023	45,000	45,338
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	44,775
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 102.625 12/15/2022	22,000	21,418
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	40,000	37,600
Tenet Healthcare Corp 4.250% 06/01/2029 Callable @ 102.125 06/01/2024	50,000	48,205
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	33,000	32,688
Tenet Healthcare Corp 4.625% 07/15/2024 Callable @ 100.000 07/15/2022	84,000	84,334
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 102.438 03/01/2022	461,000	463,084
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 102.563 11/01/2022	280,000	281,385
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 103.125 02/01/2022	117,000	119,716
Tenet Healthcare Corp - 144A 7.500% 04/01/2025 Callable @ 103.750 04/01/2022	30,000	31,253
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025 Callable @ 100.000 11/01/2022	200,000	201,568
*Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025 Callable @ 101.021 04/15/2022	259,000	263,986
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 104.250 07/31/2022	99,000	100,114
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 102.250 12/15/2022	404,000	420,180
		$7,535,111

Industrials (11.6%)
ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	165,000	157,540
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	93,000	87,478
ADT Security Corp/The - 144A 4.875% 07/15/2032	158,000	151,680
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 102.500 09/30/2022	26,000	26,156
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	70,000	65,040
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 102.375 10/01/2022	66,000	66,990
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	95,000	96,979
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	65,000	66,544
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	36,353
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 102.063 07/15/2024	41,000	39,463
Arconic Corp - 144A 6.000% 05/15/2025 Callable @ 103.000 05/15/2022	63,000	64,827
Arconic Inc 5.900% 02/01/2027	95,000	102,375
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	143,000	148,355
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	49,000	48,265
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 102.375 04/01/2024	70,000	68,600
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	153,000	153,383
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	30,000	30,825
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	35,000	35,963
Bombardier Inc - 144A 7.125% 06/15/2026 Callable @ 103.563 06/15/2023	22,000	22,372
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 101.250 03/15/2022	90,000	91,125
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 102.750 07/15/2022	40,000	41,459
Builders FirstSource Inc 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	34,000	33,286
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	54,000	52,866
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	62,055
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	29,000	28,601
Clean Harbors Inc - 144A 4.875% 07/15/2027 Callable @ 102.438 07/15/2022	20,000	20,500
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	64,000	66,880
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 103.063 06/15/2024	52,000	52,843
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.750% 10/20/2028	51,334	54,778
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	22,943
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 102.250 04/15/2024	30,000	29,380
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 102.875 10/15/2022	66,000	68,475
First Student Bidco Inc / First Transit Parent Inc 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	102,000	96,645
GFL Environmental Inc 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	37,148
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 101.875 08/01/2022	34,000	34,000
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	64,000	59,627
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 102.375 06/08/2024	45,000	43,650
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	70,000	72,302
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	74,000	75,110
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	115,000	114,828
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 102.750 07/15/2022	135,000	138,911
HERTZ CORP 5.500% 10/15/2024	148,000	740
HERTZ CORP 6.000% 01/15/2028	20,000	1,100
HERTZ CORP 6.250% 10/15/2022	25,000	125
HERTZ CORP 7.125% 08/01/2026	80,000	4,400
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 102.313 12/01/2023	33,000	32,017
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	70,000	67,515
Hexion Inc - 144A 7.875% 07/15/2027 Callable @ 103.938 07/15/2022	65,000	68,819
Howmet Aerospace Inc 6.875% 05/01/2025 Callable @ 100.000 04/01/2025	3,000	3,317
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	41,720
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 102.438 09/15/2022	57,000	57,170
Jeld- 144A Wen Inc - 4.625% 12/15/2025 Callable @ 100.000 12/15/2022	75,000	74,906
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 102.438 12/15/2022	20,000	19,950
JELD- 144A WEN Inc - 6.250% 05/15/2025 Callable @ 103.124 05/15/2022	45,000	46,463
Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2024	201,000	191,453
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 102.938 06/30/2024	70,000	64,694
Manitowoc Foodservice Inc 9.500% 02/15/2024 Callable @ 100.000 02/15/2022	30,000	30,170
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	70,000	71,750
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	124,000	125,565
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	105,000	111,563
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	24,000	23,824
Mueller Water Products Inc 4.000% 06/15/2029 Callable @ 100.000 06/15/2024	105,000	102,900
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	41,000	40,590
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.625% 10/01/2028 Callable @ 102.813 10/01/2023	115,000	115,380
PGT Innovations Inc - 144A 4.375% 10/01/2029 Callable @ 102.188 08/01/2024	66,000	63,525
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	63,000	61,583
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	187,000	173,443
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	5,182
Ritchie Bros Holdings Inc - 144A 4.750% 12/15/2031 Callable @ 102.375 12/15/2026	30,000	30,216
Roller Bearing Co of America Inc - 144A 4.375% 10/15/2029 Callable @ 102.188 10/15/2024	15,000	14,848
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	49,136
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	184,500
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	2,103
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	16,914
Spirit AeroSystems Inc - 144A 5.500% 01/15/2025 Callable @ 102.750 10/15/2022	25,000	25,625
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 103.750 04/15/2022	108,000	112,455
SRS Distribution Inc - 144A 4.625% 07/01/2028 Callable @ 102.313 07/01/2024	128,000	123,720
SRS Distribution Inc - 144A 6.000% 12/01/2029 Callable @ 103.000 12/01/2024	60,000	58,279
SRS Distribution Inc - 144A 6.125% 07/01/2029 Callable @ 103.063 07/01/2024	32,000	31,360
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	66,000	60,060
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	155,000	152,869
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	85,000	85,542
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	105,000	99,750
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	41,750
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	28,000	27,622
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 103.125 03/15/2022	70,000	72,100
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	48,000	47,040
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	147,000	137,813
Triumph Group Inc 7.750% 08/15/2025 Callable @ 101.938 08/15/2022	75,000	74,250
Triumph Group Inc - 144A 6.250% 09/15/2024 Callable @ 100.000 09/15/2022	10,000	9,965
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	10,000	10,675
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	104,000	100,880
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 105.625 09/15/2022	75,000	79,860
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	67,000	66,504
United Rentals North America Inc 3.875% 02/15/2031 Callable @ 101.938 08/15/2025	35,000	33,950
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 102.438 01/15/2023	134,000	137,694
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 102.750 05/15/2022	131,000	135,497
VistaJet Malta Finance PLC / XO Management Holding Inc - 144A 6.375% 02/01/2030 Callable @ 103.188 02/01/2025	66,000	65,597
Wabash National Corp 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	53,000	51,372
WESCO Distribution Inc - 144A 7.125% 06/15/2025	60,000	62,832
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	140,000	149,953
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	19,494
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 103.188 11/15/2022	5,000	4,324
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 106.750 11/15/2022	109,000	95,375
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 109.844 11/15/2022	20,000	11,400
		$6,849,788

Information Technology (5.8%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 102.875 08/15/2022	64,000	66,400
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	47,000	45,590
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	65,000	62,347
Booz Allen Hamilton Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	89,000	87,347
Booz Allen Hamilton Inc - 144A 4.000% 07/01/2029 Callable @ 102.000 07/01/2024	52,000	51,350
CDK Global Inc - 144A 5.250% 05/15/2029 Callable @ 102.625 05/15/2024	55,000	57,228
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	34,000	32,250
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 102.125 10/01/2022	60,000	59,312
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 101.938 06/30/2024	40,000	38,179
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 102.438 06/30/2024	74,000	70,615
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 103.000 03/01/2022	151,000	152,924
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 104.125 03/01/2022	170,000	166,325
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	93,000	89,087
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 101.000 06/15/2022	103,000	100,077
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	88,650
Dell International LLC / EMC Corp 6.100% 07/15/2027 Callable @ 100.000 05/15/2027	15,000	17,526
Dell International LLC / EMC Corp 6.200% 07/15/2030 Callable @ 100.000 04/15/2030	15,000	18,141
Diebold Nixdorf Inc - 144A 9.375% 07/15/2025 Callable @ 104.688 07/15/2022	33,000	34,663
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	64,000	61,295
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 102.188 04/15/2023	56,000	55,580
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 101.813 06/15/2024	15,000	14,569
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	205,000	208,940
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	46,000	45,910
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	304,000	295,746
Microchip Technology Inc 4.250% 09/01/2025	22,000	22,663
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	35,000	34,775
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	115,000	114,815
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 102.875 09/01/2022	108,000	109,700
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	80,000	84,084
Nuance Communications Inc 5.625% 12/15/2026 Callable @ 101.875 12/15/2022	25,000	25,719
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	118,000	117,115
Plantronics Inc - 144A 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	130,000	117,975
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	40,000	40,700
Sabre GLBL Inc - 144A 7.375% 09/01/2025 Callable @ 103.688 09/01/2022	35,000	35,875
Sabre GLBL Inc - 144A 9.250% 04/15/2025	25,000	27,969
Science Applications International Corp - 144A 4.875% 04/01/2028 Callable @ 102.438 04/01/2023	30,000	30,150
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 101.708 08/15/2022	20,000	18,832
Square Inc 2.750% 06/01/2026 Callable @ 100.000 05/01/2026	75,000	72,703
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	75,000	71,438
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 104.125 03/30/2022	200,000	206,544
Switch Ltd 3.750% 09/15/2028 Callable @ 101.875 09/15/2023	48,000	45,786
Switch Ltd - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	23,000	22,402
Synaptics Inc 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	22,000	21,585
Twilio Inc 3.625% 03/15/2029	20,000	19,188
Twilio Inc 3.875% 03/15/2031	20,000	19,150
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	202,500
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A 3.875% 02/01/2029 Callable @ 101.938 02/01/2024	52,000	48,945
		$3,430,664

Materials (6.4%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	30,000	29,395
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	22,425
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 102.938 12/01/2022	66,000	67,259
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	200,000	196,000
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	154,107
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 102.438 07/15/2022	90,000	92,138
Berry Global Inc 4.500% 02/15/2026 Callable @ 101.125 02/15/2022	15,000	15,045
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	77,000	81,235
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	10,400
BWAY Holding Co - 144A 5.500% 04/15/2024 Callable @ 100.000 04/15/2022	225,000	224,719
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	50,000	51,908
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	10,000	9,500
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	153,000	155,353
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	38,900
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	28,420
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	100,000	96,000
Forterra Finance LLC / FRTA Finance Corp 6.500% 07/15/2025 Callable @ 103.250 07/15/2022	30,000	31,425
Freeport McMoRan Inc 4.125% 03/01/2028 Callable @ 102.063 03/01/2023	66,000	67,485
Freeport McMoRan Inc 4.375% 08/01/2028 Callable @ 102.188 08/01/2023	107,000	110,312
Freeport McMoRan Inc 5.450% 03/15/2043 Callable @ 100.000 09/15/2042	15,000	17,644
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026 Callable @ 101.375 04/15/2022	140,000	142,975
Glatfelter Corp - 144A 4.750% 11/15/2029 Callable @ 102.375 11/01/2024	42,000	42,407
Greif Inc - 144A 6.500% 03/01/2027 Callable @ 103.250 03/01/2022	65,000	67,282
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	28,200
Kaiser Aluminum Corp - 144A 4.625% 03/01/2028 Callable @ 102.313 03/01/2023	25,000	23,983
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 103.375 07/15/2022	120,000	121,680
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 105.250 07/15/2022	55,000	56,504
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025 Callable @ 100.000 04/15/2022	95,000	94,083
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	106,000	100,965
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	30,600
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	145,000	146,411
Novelis Corp - 144A 3.250% 11/15/2026 Callable @ 101.625 11/15/2023	43,000	41,654
Novelis Corp - 144A 3.875% 08/15/2031 Callable @ 101.938 08/15/2026	22,000	20,680
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	44,888
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	58,000	60,821
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 101.813 04/01/2022	75,000	76,174
^+(1)(4)Reichhold Industries Inc - 144A .000% 05/08/2040	97,425	0
Scotts Miracle- 144A Gro Co/The - 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	96,455
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	54,401
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	14,236
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 101.750 12/15/2022	135,000	138,038
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	49,000	50,010
Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 144A 8.500% 10/15/2026 Callable @ 104.250 10/15/2023	37,000	37,914
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	146,000	146,730
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 100.896 09/01/2022	120,000	121,464
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 102.750 08/15/2022	200,000	201,624
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	47,000	47,646
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	33,808
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 101.438 07/15/2022	50,000	46,990
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 107.125 07/01/2022	40,000	43,500
WR Grace & Co Conn 4.875% 06/15/2027 Callable @ 102.438 06/15/2023	109,000	108,453
WR Grace & Co Conn 5.625% 10/01/2024	10,000	10,350
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	28,000	27,020
		$3,777,616

Real Estate (0.6%)
GEO Group Inc/The 5.875% 10/15/2024 Callable @ 100.000 10/15/2022	55,000	48,400
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	70,000	69,507
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	19,863
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	19,731
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	48,620
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 102.500 08/15/2022	40,000	39,715
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	108,000	104,499
		$350,335

Utilities (1.2%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025 Callable @ 100.000 02/20/2025	40,000	41,300
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	70,000	74,025
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	74,000	69,375
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	28,275
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 101.750 06/01/2022	7,000	7,126
NRG Energy Inc 6.625% 01/15/2027 Callable @ 102.208 07/15/2022	9,000	9,304
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	23,000	21,247
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	16,695
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	40,000
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,914
(2) VISTRA CORP - 144A 7.000% 12/15/2026 Callable @ 100.000 12/15/2026	70,000	69,650
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 102.188 05/01/2024	27,000	26,055
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 102.500 07/31/2022	75,000	76,112
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 102.813 02/15/2022	197,000	200,999
		$690,077

TOTAL CORPORATE BONDS (COST: $56,081,582)		$55,012,418

COMMON STOCKS (2.5%)
Communication Services (0.3%)	Shares
Frontier Communications Parent Inc	3,802	101,361
(3)iHeartMedia Inc	1,902	38,325
		$139,686

Consumer Discretionary (0.8%)
VICI Properties, Inc	11,632	332,908
(3)Clear Channel Outdoor Holdings Inc	4,640	14,198
+^MyTheresa Series B Common Shares	21,320	87,945
NMG Equity Shares	203	31,465
^NMG Equity Shares-Restricted	37	5,735
+^(3)Claire's Stores	58	19,575
		$491,826

Energy (0.9%)
^EP Energy Corp	2,035	177,045
Oasis Petroleum	1,966	266,213
Whiting Petroleum	1,159	86,056
Halcon Resources	293	4,410
Chesapeake Energy Corp	6	409
		$534,133

Health Care (0.0%)
+^(3)International Oncology Care Inc	1,633	$16,477

Material (0.5%)
+^(3)Reichhold Cayman	162	$312,984

TOTAL COMMON STOCK (COST: $1,089,216)		$1,495,106

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^Claire's Stores Inc 14.000%	37	95,275
+^Myt Holding Co - 144A Series A	53,840	57,743
		153,018

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$153,018

WARRANTS (0.0%)

Consumer Discretionary (0.0%)	Shares
+^(3)NMG Warrants	690	$13,455

Energy (0.0%)
^Chesapeake Energy Corp	14	$493

TOTAL WARRANTS (COST: $1,797)		$13,948

TOTAL INVESTMENTS IN SECURITIES (COST: $57,248,594) (96.2%)		$56,674,490

OTHER ASSETS LESS LIABILITIES (3.8%)		$2,261,040

NET ASSETS (100%)		$58,935,530

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2022.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Note 3.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. Total fair value of illiquid securities amount to $818,192, representing 1.4% of net assets as of January 31, 2022.
#When-issued purdchase as of January 31, 2022.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $36,939,931, representing 62.7% of net assets as of January 31, 2022.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate

LIBOR USD 3 Month – 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

Energy	76.7%
Utilities	6.7%
Industrials	5.9%
Cash Equivalents and Other	4.7%
Materials	2.6%
Information Technologies	2.2%
Consumer Staples	1.2%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (95.3%)

Energy (76.7%)
Archaea Energy Inc	$73,000	$1,262,170
Archrock Inc	280,000	2,363,200
Baker Hughes a GE Co	199,000	5,460,560
Cactus Inc	187,000	9,062,020
ChampionX Corp	181,000	4,054,400
*Cheniere Energy Inc	50,000	5,595,000
ConocoPhillips	26,000	2,304,120
Coterra EnerCoterra Energy Inc	80,000	1,752,000
Devon Energy Corp	223,000	11,277,110
Diamondback Energy Inc	42,000	5,298,720
DMC Global Inc	30,000	1,210,200
Enbridge Inc	109,000	4,607,430
Exxon Mobil Corp	79,000	6,000,840
Halliburton Co	40,000	1,229,600
HollyFrontier Corp	46,000	1,617,360
Kinder Morgan Inc/DE	70,000	1,215,200
Marathon Oil Corp	130,000	2,531,100
National Energy Services Reunited Corp	140,000	1,390,200
New Fortress Energy Inc	25,000	549,000
NexTier Oilfield Solutions Inc	100,000	602,000
Phillips 66	65,000	5,511,350
Pioneer Natural Resources Co	39,000	8,536,710
*ProPetro Holding Corp	200,000	2,102,000
Solaris Oilfield Infrastructure Inc	180,000	1,387,800
TransCanada Corp	26,000	1,342,900
Valero Energy Corp	58,000	4,812,260
Williams Cos Inc/The	110,000	3,293,400
		96,368,650
Industrials (5.9%)
Array Technologies Inc	80,000	843,200
Bloom Energy Corp	35,000	527,800
Generac Holdings Inc	3,900	1,101,282
Plug Power Inc	28,000	612,360
Quanta Services Inc	18,000	1,848,960
Shoals Technologies Group Inc	31,000	522,660
Sunrun Inc	76,000	1,970,680
		7,426,942
Consumer Staples (1.2%)
Darling Ingredients Inc	23,000	1,466,710

Information Technologies (2.2%)
Enphase Energy Inc	12,000	1,685,640
*SolarEdge Technologies Inc	4,800	1,143,456
		2,829,096
Materials (2.6%)
Celanese Corp	4,000	622,840
Huntsman Corp	30,000	1,074,900
Olin Corp	31,000	1,570,770
		3,268,510
Utilities (6.7%)
Ameren Corp	20,000	1,774,800
CenterPoint Energy Inc	50,000	1,418,000
NextEra Energy Inc	36,000	2,812,320
Sunnova Energy International Inc	122,000	2,398,520
		8,403,640

TOTAL COMMON STOCKS (COST: $86,846,678)		$119,763,548

OTHER ASSETS AND LIABILITIES (4.7%)		$5,898,534

NET ASSETS (100.0%)		$125,662,082

* Non-income producing

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND

PORTFOLIO MARKET SECTORS January 31, 2022

Mortgage Backed Securities	83.6%
U.S. Government Note/Bonds	8.6%
Cash Equivalents and Other	7.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2022

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (83.6%)

Fannie Mae Pool (30.5%)
FN BP8780 3% 7/1/2050	$286,724	$295,357
FN MA3986 3.5% 4/1/2035	164,451	172,009
FN 47935 4.865% 5/1/2027, (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	649	660
FN 252284 6.5% 1/1/2029	40,366	44,332
FN BM1244 3.5% 6/1/2032	174,773	183,500
FN MA4400 3% 8/1/2051	276,826	283,354
FN CB0573 2.5% 5/1/2046	287,091	288,745
FN MA3725 3.5% 7/1/2049	62,416	63,922
FN BQ4348 2% 12/1/2035	289,507	291,300
FN BP6466 3% 7/1/2050	208,533	213,863
FN 555326 5.5% 4/1/2033	89,704	101,959
FN AL5259 3.5% 5/1/2029	127,706	134,074
FN AL9858 3% 3/1/2030	130,073	135,060
FN MA4094 2.5% 8/1/2040	249,301	253,111
FN MA4054 2.5% 6/1/2040	214,589	217,441
FN MA3928 2.5% 2/1/2030	350,420	358,726
FN MA4316 2.5% 4/1/2036	426,163	438,481
FN FM6742 3% 8/1/2040	202,446	208,104
FN BO4501 3% 9/1/2049	188,132	192,466
FN AS5093 2.5% 6/1/2030	378,557	389,546
FN MA3071 4% 7/1/2037	93,173	99,628
FN FM2209 3.5% 1/1/2035	87,082	91,764
FN FM5376 2% 1/1/2036	519,077	522,139
FN BM3428 3.5% 1/1/2033	68,002	71,260
FN BM1257 2.5% 4/1/2037	205,350	208,478
FN BJ0664 3% 3/1/2033	110,850	115,458
FN MA2561 3% 3/1/2031	336,853	350,904
FN CA5979 3% 5/1/2050	97,682	97,975
FN MA3101 4.5% 8/1/2047	102,501	110,332
FN CA6065 3% 6/1/2050	155,502	155,874
FN MA4076 3% 7/1/2035	249,561	259,562
FN 745751 5.5% 9/1/2035	20,230	22,782
FN BM1231 3.5% 11/1/2031	182,091	190,010
FN FM1487 4% 9/1/2039	40,558	43,437
FN 888073 5.5% 2/1/2035	15,593	17,504
FN 995865 4.5% 7/1/2024	17,017	17,661
FN 748375 1.466% 8/1/2033	681	686
FN MA4549 3% 2/1/2052	480,000	491,189
FN MA3067 3.5% 7/1/2047	143,282	147,348
FN MA4043 3% 6/1/2035	158,830	165,151
FN MA3689 4% 5/1/2029	121,541	127,923
FN CA1939 4% 6/1/2028	183,108	191,943
FN AS9698 3.5% 5/1/2032	258,756	272,492
FN AL7654 3% 9/1/2035	126,419	130,502
FN MA4045 2% 6/1/2040	253,232	251,524
FN FM9764 2.5% 11/1/2051	149,482	149,571
		8,569,109

Fannie Mae Remics (2.1%)
FNR 2007-54 EF 0.44771% 6/25/2037	575,846	579,395

Fannie Mae-Aces (2.0%)
FNA 2019-M32 X2 1.095% 10/25/2029 (b)(c)	4,277,139	293,168
FNA 2020-M10 X6 1.381% 8/25/2028 (b)(c)	3,600,000	285,480
		578,648
FHLMC-GNMA (0.1%)
FHG 23 FC 0.55771% 11/25/2023, (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	16,878	16,897

Freddie Mac Pool (11.6%)
FR ZS8598 3% 2/1/2031	184,697	192,413
FR ZS8686 3% 2/1/2033	128,164	133,052
FR RA5255 3.5% 5/1/2051	210,442	219,481
FR QN5456 2% 3/1/2036	402,425	405,930
FR RC1890 2% 3/1/2036	263,247	265,051
FR ZS8670 3.5% 9/1/2032	199,041	208,967
FR RC2167 2% 7/1/2036	291,275	292,993
FR ZT1348 3.5% 10/1/2038	83,613	87,366
FR SB8099 2.5% 4/1/2036	382,331	391,017
FR ZS8087 2.5% 4/1/2033	220,279	225,617
FR SD8184 3% 12/1/2051	307,175	314,252
FR ZA5250 4% 1/1/2048	301,293	320,346
FR RA6424 2.5% 12/1/2051	197,106	197,236
		3,253,721
Freddie Mac Gold Pool (7.9%)
FG G18596 3% 4/1/2031	525,458	544,480
FG NB0014 3.5% 4/1/2049	292,457	305,639
FG H09207 6.5% 8/1/2038	9,948	10,816
FG G18655 3% 8/1/2032	214,073	223,341
FG G01584 5% 8/1/2033	36,880	41,393
FG G13390 6% 1/1/2024	1,855	1,887
FG G13610 5.5% 2/1/2024	3,364	3,425
FG G13692 5.5% 2/1/2024	1,502	1,529
FG G14160 6% 1/1/2024	115	116
FG G14441 4% 3/1/2027	92,398	96,994
FG G16406 3% 1/1/2028	85,681	88,753
FG G18601 3% 5/1/2031	206,510	215,248
FG C91993 3.5% 5/1/2038	162,545	169,942
FG G04913 5% 3/1/2038	34,253	38,484
FG G18605 3% 6/1/2031	138,878	144,753
FG G16502 3.5% 5/1/2033	151,679	159,278
FG G18524 3% 9/1/2029	160,847	167,243
		2,213,321
Freddie Mac Multifamily Structured Pass Through Certificates (5.7%)
FHMS K736 X1 1.312076% 7/25/2026 (b)(c)	6,387,530	301,504
FHMS K742 X1 0.779086% 3/25/2028 (b)(c)	2,499,383	92,702
FHMS K724 X1 0.271003% 11/25/2023 (b)(c)	4,262,190	16,951
FHMS Q004 A2H 2.807224% 1/25/2046 (b)	159,364	159,330
FHMS Q007 APT1 2.996078% 10/25/2047 (b)	63,042	63,433
FHMS KJ27 A1 2.092% 7/25/2024	34,662	34,900
FHMS KJ28 A1 1.766% 2/25/2025	248,238	249,732
FHMS K078 XAM 0.007778% 6/25/2028 (b)(c)	33,580,000	140,197
FHMS K111 X1 1.571524% 5/25/2030 (b)(c)	3,070,665	342,671
FHMS Q016 XPT1 0.981% 5/25/2026 (b)	3,198,749	91,826
FHMS K738 X1 1.515158% 1/25/2027 (b)(c)	1,897,165	121,354
		1,614,600
Freddie Mac REMICS (0.6%)
FHR 2344 ZD 6.5% 8/15/2031	11,243	12,640
FHR 4962 NC 3% 8/25/2035	24,142	24,132
FHR 4818 BD 3.5% 3/15/2045	43,626	44,263
FHR 3784 PD 4% 1/15/2026	6,225	6,361
FHR 4824 KQ 4% 6/15/2046	75,710	77,408
		164,804
Freddie Mac Structured Pass Through Certificates (0.3%)
FRESR 2017-SR01 A2 2.75% 11/25/2022	79,962	80,000

FRESB Mortgage Trust (3.6%)
FRESB 2019-SB60 A5H 3.07% 1/25/2039, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	385,407	390,010
FRESB 2016-SB13 A5H 0.80125% 1/25/2036, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	173,990	173,964
FRESB 2016-SB16 A5H 0.80125% 5/25/2036, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	155,012	154,966
FRESB 2015-SB7 A5 0.80125% 9/25/2035, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	195,188	192,053
FRESB 2015-SB2 A5 0.80125% 7/25/2035, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	84,212	84,314
FRESB 2015-SB3 A5 0.80125% 8/25/2042, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	3,498	3,496
		998,802
Ginnie Mae I Pool (0.3%)
GN 741854 4% 5/15/2025	35,488	37,046
GN 782618 4.5% 4/15/2024	52,375	54,327
		91,373
Ginnie Mae II Pool (2.1%)
G2 785316 2.079% 9/20/2070	116,889	123,065
G2 MA6932 3% 10/20/2050	185,557	190,473
G2 MA7707 3.5% 11/20/2051	248,504	258,295
G2 MA6402 4.5% 1/20/2050	22,805	23,562
		595,396
Government National Mortgage Association (14.6%)
GNR 2018-2 IO 0.70743% 12/16/2059 (b)(c)	1,466,974	78,931
GNR 2020-40 IO 0.97378% 1/16/2062 (b)(c)	1,961,042	143,656
GNR 2020-121 IO 0.94274% 8/16/2060 (b)(c)	1,175,379	91,175
GNR 2018-119 IO 0.62136% 5/16/2060 (b)(c)	837,222	53,231
GNR 2015-97 A 2.4% 4/16/2043	321,456	323,586
GNR 2016-158 IO 0.75838% 6/16/2058 (b)(c)	2,595,661	110,009
GNR 2021-110 IO 0.87899% 11/16/2063 (b)(c)	2,313,102	186,894
GNR 2018-108 IA 0.57627% 8/16/2060	1,033,683	75,729
GNR 2012-95 IO 0.34519% 2/16/2053	10,572,509	104,911
GNR 2020-H19 SI 0.96846% 10/20/2070	1,334,018	47,234
GNR 2017-76 IO 0.82136% 12/16/2056 (b)(c)	2,715,624	135,455
GNR 2020-H12 IJ 1.17901% 7/20/2070	2,445,197	203,929
GNR 2017-H22 IC 2.35387% 11/20/2067	1,294,705	87,263
GNR 2021-36 IO 1.24697% 3/16/2063 (b)(c)	2,306,922	223,479
GNR 2021-150 IO 1.03528% 11/16/2063 (b)(c)	1,090,513	100,234
GNR 2020-H04 IO 1.11001% 2/20/2070 (b)(c)	729,116	53,080
GNR 2013-15 IO 0.54819% 8/16/2051 (b)(c)	2,544,189	50,777
GNR 2013-17 IO 0.28162% 6/16/2054 (b)(c)	3,407,564	32,760
GNR 2013-40 IO 0.48758% 6/16/2054 (b)(c)	2,976,546	50,232
GNR 2013-105 IO 0.2967% 6/16/2054 (b)(c)	4,987,877	29,094
GNR 2013-107 ID 0.2347% 11/16/2047 (b)(c)	2,054,220	11,760
GNR 2013-101 IO 0.2086% 10/16/2054 (b)(c)	2,696,682	41,270
GNR 2014-54 IO 0.33456% 9/16/2055 (b)(c)	2,704,122	34,807
GNR 2014-73 IO 0.50865% 4/16/2056 (b)(c)	3,818,174	71,022
GNR 2013-156 IO 0.31953% 6/16/2055 (b)(c)	2,357,330	25,570
GNR 2014-1 IO 0.18056% 9/16/2055 (b)(c)	2,924,117	24,525
GNR 2014-155 IB 0.83076% 8/16/2055 (b)(c)	154,641	14,242
GNR 2015-130 IO 0.7101% 7/16/2057 (b)(c)	1,541,633	46,493
GNR 2020-H11 IO 0.97971% 6/20/2070 (b)(c)	3,722,319	272,102
GNR 2020-132 IO 0.86657% 9/16/2062 (b)(c)	1,625,520	121,794
GNR 2018-137 AB 3.5% 10/20/2048	49,950	51,710
GNR 2013-33 IO 0.41355% 4/16/2054 (b)(c)	7,913,018	58,058
GNR 2017-28 IO 0.65443% 2/16/2057 (b)(c)	2,460,219	107,256
GNR 2020-57 JI 1.8076% 1/16/2060	2,122,994	274,616
GNR 2014-120 IO 0.57131% 4/16/2056 (b)(c)	1,958,368	38,662
GNR 2021-H08 VF 1.24833% 4/20/2071	295,578	309,971
GNR 2014-138 IO 0.601% 4/16/2056 (b)(c)	547,894	15,068
GNR 2021-5 IO 1.09124% 1/16/2061 (b)(c)	3,062,114	268,578
GNR 2020-H12 IG 1.47246% 7/20/2070 (b)(c)	2,641,825	131,824
		4,100,986
Seasoned Credit Risk Transfer Trust Series (1.5%)
SCRT 2020-3 M5TW 3% 5/25/2060	105,389	108,567
SCRT 2018-3 MA 3.5% 8/25/2057	69,475	71,277
SCRT 2021-1 TTU 2.5% 9/25/2060	229,395	231,501
		411,344

Seasoned Loans Structured Transaction Trust Series 2019-3 (0.7%)
SLST 2019-3 A1C 2.75% 11/25/2029	183,295	187,901

TOTAL MORTGAGE BACKED SECURITIES (Cost: $26,373,159)		$23,456,295

U.S. GOVERNMENT NOTES/BONDS (8.6%)
United States Treasury Inflation Indexed Bonds 0.125% 7/15/2022	181,271	185,432
United States Treasury Note/Bond 1.00% 12/15/2024	1,125,000	1,113,750
United States Treasury Bill 0.00% 6/30/2022	1,125,000	1,123,425
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,435,441)		$2,422,607

SHORT-TERM INVESTMENTS (7.5%)
Morgan Stanley Institutional Liquidity Fund, 0.140% (d)	2,090,544	2,090,544
TOTAL SHORT-TERM INVESTMENTS (Cost $2,090,544)		$2,090,544

TOTAL INVESTMENTS (Cost $30,899,144) (99.7%)		$27,969,446

OTHER ASSETS LESS LIABILITIES (.3%)		$88,200

NET ASSETS (100.0%)		$28,057,646

(a) Variable rate security; the rate shown represents the rate at January 31, 2022. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at January 31, 2022. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of January 31, 2022.

LIBOR - London InterBank Offered Rate.
1 Month LIBOR USD - 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | For the six months ended January 31, 2022

	Dividend	Growth
	Harvest	& Income
	Fund	Fund
ASSETS
Investments in securities, at cost	$152,051,598	$51,950,088

Investments in securities, at value	$193,926,036	$85,927,790
Cash and cash equivalents	4,144,173	2,704,941
Receivable for Fund shares sold	261,857	22,653
Accrued dividends receivable	441,051	111,235
Accrued interest receivable	50	53
Receivable from affiliate	79,050	40,804
Prepaid expenses	25,815	29,234
Other assets	2,785	0
Total assets	$198,880,817	$88,836,710

LIABILITIES
Payable for securities purchased	$542,165	$0
Payable for Fund shares redeemed	37,344	135,995
Trustees’ fees payable	16,785	8,330
Payable to affiliates	222,643	132,435
Accrued expenses	20,087	7,090
Total liabilities	$839,024	$283,850

NET ASSETS	$198,041,793	$88,552,860

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$167,377,274	$54,484,833
Distributable earnings	30,664,519	34,068,027

NET ASSETS	$198,041,793	$88,552,860

Net Assets - Class A	$95,511,636	$54,384,351
Net Assets - Class C	$18,109,156	$5,767,282
Net Assets - Class I	$84,421,001	$28,401,227
Shares outstanding - Class A	5,771,596	658,864
Shares outstanding - Class C	1,103,293	71,857
Shares outstanding - Class I	5,097,051	343,900
Net asset value per share - Class A*	$16.55	$82.54
Maximum sales charge - Class A	5.00%	5.00%
Public offering price per share - Class A	$17.42	$86.88
Net asset value per share - Class C*	$16.41	$80.26
Net asset value per share - Class I	$16.56	$82.59

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | For the six months ended January 31, 2022

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$57,248,594	$86,846,678	$30,899,144

Investments in securities, at value	$56,674,490	$119,763,548	$27,969,446
Cash and cash equivalents	1,306,351	6,146,153	0
Receivable for Fund shares sold	492,855	41,060	1,630
Accrued dividends receivable	0	18,900	0
Accrued interest receivable	835,537	65	120,920
Receivable from affiliate	31,243	0	10,002
Prepaid expenses	15,544	26,182	921
Other assets	2,002	0	0
Total assets	$59,358,022	$125,995,908	$28,102,919

LIABILITIES
Payable for securities purchased	$96,000	$0	$0
Payable for Fund shares redeemed	187,056	148,199	5,509
Distributions payable	52,034	0	0
Trustees’ fees payable	5,770	10,826	3,105
Payable to affiliates	71,939	147,399	18,164
Accrued expenses	9,693	27,402	18,495
Total liabilities	$422,492	$333,826	$45,273

NET ASSETS	$58,935,530	$125,662,082	$28,057,646

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$60,138,897	$320,008,812	$36,739,795
Distributable earnings (accumulated losses)	(1,203,367)	(194,346,730)	(8,682,149)

NET ASSETS	$58,935,530	$125,662,082	$28,057,646

Net Assets - Class A	$27,315,847	$86,673,446	$777,117
Net Assets - Class C	$3,855,420	$8,978,761	$ N/A
Net Assets - Class I	$27,764,263	$30,009,875	$27,280,529
Shares outstanding - Class A	3,478,554	19,859,362	88,942
Shares outstanding - Class C	489,890	2,072,726	N/A
Shares outstanding - Class I	3,539,045	6,928,881	3,122,186
Net asset value per share - Class A*	$7.85	$4.36	$8.74
Maximum sales charge - Class A	4.25%	5.00%	2.00%
Public offering price per share - Class A	$8.20	$4.59	$8.92
Net asset value per share - Class C*	$7.87	$4.33	N/A
Net asset value per share - Class I	$7.85	$4.33	$8.74

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2022

	Dividend	Growth
	Harvest	& Income
	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $42,436, and $0, respectively)	$3,623,498	$587,499
Interest	155	403
Total investment income	$3,623,653	$587,902

EXPENSES
Investment advisory fees	$668,554	$448,674
Distribution (12b-1) fees - Class A	114,667	68,970
Distribution (12b-1) fees - Class C	83,989	28,362
Transfer agent fees	166,503	86,811
Administrative service fees	148,993	87,011
Professional fees	14,452	7,870
Reports to shareholders	985	416
License, fees, and registrations	21,837	20,399
Audit fees	13,723	7,295
Trustees’ fees	7,831	4,347
Transfer agent out-of-pockets	6,381	10,742
Legal fees	7,822	3,813
Insurance expense	1,762	680
Total expenses	$1,265,414	$778,092
Less expenses waived or reimbursed (See Note 7)	(442,514)	(236,338)
Total net expenses	$822,900	$541,754

NET INVESTMENT INCOME (LOSS)	$2,800,753	$46,148

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,564,827	$62,127
Net change in unrealized appreciation (depreciation) of investments	14,393,833	2,063,574
Net realized and unrealized gain (loss) on investments	$15,958,660	$2,125,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,759,413	$2,171,849

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2022

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $30,794, and $0, respectively)	$10,164	$1,690,349	$0
Interest	1,361,115	292	277,981
Total investment income	$1,371,279	$1,690,641	$277,981

EXPENSES
Investment advisory fees	$253,920	$297,758	$45,190
Distribution (12b-1) fees - Class A	35,062	213,981	928
Distribution (12b-1) fees - Class C	18,895	46,216	0
Transfer agent fees	41,897	113,242	21,557
Administrative service fees	66,019	107,569	39,729
Professional fees	5,862	8,804	5,017
Reports to shareholders	185	0	5,676
License, fees, and registrations	14,950	24,010	3,479
Audit fees	5,075	7,376	2,081
Trustees’ fees	3,051	4,565	910
Transfer agent out-of-pockets	3,474	9,483	2,440
Custodian fees	6,183	4,975	4,378
Legal fees	2,583	5,641	1,971
Insurance expense	377	0	1,288
Total expenses	$457,533	$843,620	$134,644
Less expenses waived or reimbursed (See Note 7)	(182,530)	(405)	(50,867)
Total net expenses	$275,003	$843,215	$83,777

NET INVESTMENT INCOME (LOSS)	$1,096,276	$847,426	$194,204

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$172,581	$6,267,800	$(21,182)
Net change in unrealized appreciation (depreciation) of investments	(2,274,247)	11,770,778	(677,024)
Net realized and unrealized gain (loss) on investments	$(2,101,666)	$18,038,578	$(698,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,005,390)	$18,886,004	$(504,002)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2022

	Dividend	ESG Growth
	Harvest	& Income
	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,800,753	$46,148
Net realized gain (loss) from investment transactions	1,564,827	62,127
Net change in unrealized appreciation (depreciation) of investments	14,393,833	2,063,574
Net increase (decrease) in net assets resulting from operations	$18,759,413	$2,171,849

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,426,013)	$(365,845)
Distributions - Class C	(200,307)	(33,938)
Distributions - Class I	(1,174,426)	(278,380)
Total distributions	$(2,800,746)	$(678,163)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,847,667	$3,009,993
Proceeds from sale of shares - Class C	1,964,141	1,095,245
Proceeds from sale of shares - Class I	18,861,301	12,602,073
Proceeds from reinvested dividends - Class A	1,265,479	343,421
Proceeds from reinvested dividends - Class C	189,199	33,636
Proceeds from reinvested dividends - Class I	1,004,732	227,393
Cost of shares redeemed - Class A	(6,281,471)	(2,626,994)
Cost of shares redeemed - Class C	(1,332,470)	(476,608)
Cost of shares redeemed - Class I	(5,664,673)	(9,649,286)
Net increase (decrease) in net assets resulting from capital share transactions	$13,853,905	$4,558,873

TOTAL INCREASE (DECREASE) IN NET ASSETS	$29,812,572	$6,052,559
NET ASSETS, BEGINNING OF PERIOD	168,229,221	82,500,301
NET ASSETS, END OF PERIOD	$198,041,793	$88,552,860

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2022

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,096,276	$847,426	$194,204
Net realized gain (loss) from investment transactions	172,581	6,267,800	(21,182)
Net change in unrealized appreciation (depreciation) of investments	(2,274,247)	11,770,778	(677,024)
Net increase (decrease) in net assets resulting from operations	$(1,005,390)	$18,886,004	$(504,002)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(504,838)	$(593,628)	$(7,409)
Distributions - Class C	(53,812)	(40,468)	N/A
Distributions - Class I	(537,160)	(239,119)	(331,545)
Return of Capital - Class A	0	(75,602)	0
Return of Capital - Class C	0	(6,952)	0
Return of Capital - Class I	0	(17,635)	0
Total distributions	$(1,095,810)	$(973,404)	$(338,954)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,272,474	$3,956,836	$66,774
Proceeds from sale of shares - Class C	990,439	140,811	N/A
Proceeds from sale of shares - Class I	7,020,880	8,419,322	1,729,523
Proceeds from reinvested dividends - Class A	405,260	639,220	7,409
Proceeds from reinvested dividends - Class C	39,603	44,880	N/A
Proceeds from reinvested dividends - Class I	364,779	193,267	283,609
Cost of shares redeemed - Class A	(2,116,006)	(11,007,520)	(64)
Cost of shares redeemed - Class C	(826,806)	(2,084,347)	N/A
Cost of shares redeemed - Class I	(5,266,923)	(1,933,114)	(5,485,772)
Net increase (decrease) in net assets resulting from capital share transactions	$3,883,700	$(1,630,645)	$(3,398,521)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,782,500	$16,281,955	$(4,241,477)
NET ASSETS, BEGINNING OF PERIOD	57,153,030	109,380,127	32,299,123
NET ASSETS, END OF PERIOD	$58,935,530	$125,662,082	$28,057,646

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year ended July 31, 2021

	Dividend	Growth
	Harvest	& Income
	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,350,832	$284,956
Net realized gain (loss) from investment transactions	4,214,160	524,433
Net change in unrealized appreciation (depreciation) of investments	22,801,856	17,570,739
Net increase (decrease) in net assets resulting from operations	$32,366,848	$18,380,128

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(2,810,263)	$(272,423)
Distributions - Class C	(392,076)	(21,036)
Distributions - Class I	(2,148,841)	(104,982)
Total distributions	$(5,351,180)	$(398,441)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$7,675,435	$4,616,450
Proceeds from sale of shares - Class C	2,494,842	3,312,881
Proceeds from sale of shares - Class I	20,316,477	16,808,995
Proceeds from reinvested dividends - Class A	2,510,040	258,007
Proceeds from reinvested dividends - Class C	367,461	19,728
Proceeds from reinvested dividends - Class I	1,809,304	92,356
Cost of shares redeemed - Class A	(16,825,117)	(4,617,623)
Cost of shares redeemed - Class C	(3,826,580)	(164,320)
Cost of shares redeemed - Class I	(20,562,292)	(5,688,345)
Net increase (decrease) in net assets resulting from capital share transactions	$(6,040,430)	$14,638,129

TOTAL INCREASE (DECREASE) IN NET ASSETS	$20,975,238	$32,619,816
NET ASSETS, BEGINNING OF PERIOD	147,253,983	49,880,485
NET ASSETS, END OF PERIOD	$168,229,221	$82,500,301

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year ended July 31, 2021

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,804,541	$1,208,923	$786,385
Net realized gain (loss) from investment transactions	(76,273)	3,419,079	(442,304)
Net change in unrealized appreciation (depreciation) of investments	2,699,885	32,167,389	(70,201)
Net increase (decrease) in net assets resulting from operations	$4,428,153	$36,795,391	$273,880

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,046,347)	$(926,268)	$(7,834)
Distributions - Class C	(99,217)	(85,174)	N/A
Distributions - Class I	(659,674)	(216,064)	(1,126,580)
Return of Capital - Class A	0	(75,602)	0
Return of Capital - Class C	0	(6,952)	0
Return of Capital - Class I	0	(17,635)	0
Total distributions	$(1,805,238)	$(1,327,695)	$(1,134,414)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$2,166,660	$5,682,483	$820,455
Proceeds from sale of shares - Class C	1,038,149	2,118,145	N/A
Proceeds from sale of shares - Class I	17,908,258	12,159,860	18,109,021
Proceeds from reinvested dividends - Class A	859,376	951,722	7,065
Proceeds from reinvested dividends - Class C	69,349	87,613	N/A
Proceeds from reinvested dividends - Class I	478,421	182,710	793,351
Cost of shares redeemed - Class A	(3,209,173)	(23,517,371)	(111,810)
Cost of shares redeemed - Class C	(268,726)	(6,515,466)	N/A
Cost of shares redeemed - Class I	(1,737,873)	(5,720,858)	(21,214,166)
Net increase (decrease) in net assets resulting from capital share transactions	$17,304,441	$(14,571,162)	$(1,596,084)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$19,927,356	$20,896,534	$(2,456,618)
NET ASSETS, BEGINNING OF PERIOD	37,225,674	88,483,593	34,755,741
NET ASSETS, END OF PERIOD	$57,153,030	$109,380,127	$32,299,123

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of five series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks high current income with long term appreciation as a secondary objective. Integrity ESG Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term growth through capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by IFS using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended January 31, 2022, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of January 31, 2022:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
International Oncology Care Inc.	1,633	2/22/18	66,476	16,477
NMG Equity Shares	37	9/25/20	84	5,735

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2022:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$193,926,036	$0	$0	$193,926,036
Total	$193,926,036	$0	$0	$193,926,036

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$85,927,790	$0	$0	$85,927,790
Total	$85,927,790	$0	$0	$85,927,790

High Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$0	$55,012,418	$0	$55,012,418
Common Stock	875,346	182,780	436,980	1,495,106
Convertible Preferred Stock	0	0	153,018	153,018
Warrants	0	493	13,455	13,948
Total	$875,346	$55,195,691	$603,453	$56,674,490

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$119,763,548	$0	$0	119,763,548
Total	$119,763,548	$0	$0	$119,763,548

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$25,878,902	$0	$25,878,902
Short Term Investments	2,090,544	0	0	2,090,544
Total	$2,090,544	$25,878,902	$0	$27,969,446

*Level 3 corporate bonds for High Income Fund are valued at zero.

Please refer to the Schedules of Investments for sector classification.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

The changes of the fair value of investments during the six months ended January 31, 2022, for which the Funds have used Level 3 inputs to determine the fair value are as followed:

	Balance as of			Realized	Change in unrealized	Balance as of
High Income Fund	7/31/2021	Purchases	Sales	Gain/(Loss)	appreciation/depreciation	1/31/2022
Common Stock	$378,165	$0	$0	$0	$58,815	$436,980
Corporate Bonds	$0	$0	$0	$0	$0	$0
Convertible Preferred Stock	$140,430	$0	($7,882)	$6,007	$14,463	$153,018
Warrants	$13,455	$1,797	($39,600)	$0	$37,803	$13,455

					Impact to
	Fair Value at		Unobservable		Valuation from	Weighted
Asset Class	Jan. 31, 2022	Valuation Technique	Inputs	Range	Input	Average
Common Stock	$ 107,520	Market Comparable Transaction	Broker Quote	$4.12 - $337.50	Increase/Decrease	$61.82
Common Stock	$ 329,460	Market Comparable Companies	EBITDA Multiple	6.25x - 6.50x	Increase/Decrease	6.49x
Convertible Preferred Stock	$ 153,018	Market Comparable Transaction	Broker Quote	$1.07 - $2,575.00	Increase	$1,603.70
Warrants	$ 13,455	Market Comparable Transaction	Broker Quote	$19.50	Increase	N/A

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2022, were as follows:

	Dividend	Growth &	High	MNA	Short Term
	Harvest	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund
Purchases	$22,766,309	$10,480,886	$11,303,299	$16,179,629	$8,625,017
Sales	$10,970,245	$998,765	$5,089,425	$19,310,931	$12,426,620

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/22:	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund
Shares sold	242,434	35,594	404,516	956,004	7,572
Shares issued from reinvestments	80,975	3,867	50,456	158,339	837
Shares redeemed	(399,293)	(31,353)	(262,482)	(2,678,641)	(7)
Net increase (decrease)	(75,884)	8,108	192,490	(1,564,298)	8,402

Class C
Shares sold	125,222	13,399	123,994	35,677	N/A
Shares issued from reinvestments	12,217	389	4,918	11,187	N/A
Shares redeemed	(85,195)	(5,782)	(102,285)	(521,533)	N/A
Net increase (decrease)	52,244	8,006	26,627	(474,669)	N/A

Class I
Shares sold	1,161,850	149,634	870,170	2,008,317	194,514
Shares issued from reinvestments	64,152	2,560	45,450	48,210	32,027
Shares redeemed	(362,669)	(114,041)	(656,786)	(474,906)	(618,987)
Net increase (decrease)	863,333	38,153	258,834	1,581,621	(392,446)

Year Ended 7/31/21:	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund
Shares sold	544,794	63,512	272,639	1,595,584	90,552
Shares issued from reinvestments	181,929	3,731	108,550	314,560	782
Shares redeemed	(1,231,667)	(65,560)	(403,713)	(7,358,452)	(12,373)
Net increase (decrease)	(504,944)	1,683	(22,524)	(5,448,308)	78,961

Class C
Shares sold	177,323	47,449	129,198	546,845	N/A
Shares issued from reinvestments	26,897	291	8,726	30,307	N/A
Shares redeemed	(278,396)	(2,182)	(33,809)	(1,809,776)	N/A
Net increase (decrease)	(74,176)	45,558	104,115	(1,232,624)	N/A

Class I
Shares sold	1,461,955	236,030	2,240,045	3,473,825	1,995,148
Shares issued from reinvestments	130,474	1,335	60,047	58,714	87,294
Shares redeemed	(1,468,692)	(85,669)	(218,687)	(1,708,812)	(2,336,487)
Net increase (decrease)	123,737	151,696	2,081,405	1,823,727	(254,045)

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending July 31, 2022.

At July 31, 2021, the Funds’ most recent fiscal year end, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$138,691,749	$42,408,388	$50,953,081	$84,157,671	$35,893,249
Unrealized appreciation	$29,079,208	$32,172,992	$2,579,822	$22,479,020	$374,317
Unrealized depreciation	(1,598,603)	(258,865)	(882,034)	(1,780,419)	(2,626,991)
Net unrealized appreciation*	$27,480,605	$31,914,127	$1,697,788	$20,698,601	$(2,252,674)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The tax character of distributions paid was as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
Year ended July 31, 2021:	Fund	Fund	Fund	Fund	Fund
Ordinary Income	$5,351,180	$388,286	$1,805,238	$1,227,506	$1,134,414
Return of Capital	0	0	0	100,189	0
Capital Gain	0	10,155	0	0	0
	$5,351,180	$398,441	$1,805,238	$1,327,695	$1,134,414

Year / Period ended July 31, 2020
Ordinary Income	$6,011,695	$563,342	$1,833,161	$3,864,284	$121,914	*
Capital Gain	5,387,079	3,046,482	0	0	0	*
Return of Capital	187,020	0	0	0	0	*
	$11,585,794	$3,609,824	$1,833,161	$3,864,284	$121,914	*

* For the period June 1, 2020 to July 31, 2020

The tax character of distributions paid by S-T Gov Fund for the year ended May 31, 2020 was ordinary income in the amount of $718,854.

As of July 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$155,079	$40,635	$0	$3,266
Distributions Payable	0	0	(43,102)	0	0
Undistributed capital gain	0	505,134	0	0	0
Capital loss carryforward	(12,774,406)	0	(797,489)	(232,957,932)	(5,587,717)
Unrealized appreciation/(depreciation)*	27,480,605	31,914,127	1,697,788	20,698,601	(2,252,674)
Total accumulated earnings/(deficit)	$14,706,199	$32,574,340	$897,832	$(212,259,331)	$(7,837,125)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The Funds’ capital loss carryforward amounts as of July 31, 2021 are as follows:

	Dividend	Growth &	High	MNA	S-T
	Harvest	Income	Income	Resources	Gov
	Fund*	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$10,286,647	$0	$0	$112,189,829	$4,167,443
Non-expiring L-T losses	2,487,759	0	797,489	120,768,103	1,420,274
Total	$12,774,406	$0	$797,489	$232,957,932	$5,587,717

Capital loss carryforward utilized	$0	$0	$	$1,314,719	$0

*Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2022, the expense limitations may be terminated or revised for the Funds. Expense limitations as of January 31, 2022, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I

Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	0.99%	1.74%	0.74%
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There were no voluntary waivers for the year ended January 31, 2022. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2022			Payable 1/31/2022
	Advisory	Waived	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$668,554	$442,514	$0	$123,590	$79,050	$0
Growth & Income Fund	$448,674	$236,338	$0	$78,626	$40,804	$0
High Income Fund	$253,920	$182,530	$0	$43,872	$31,243	$0
MNA Resources Fund	$297,758	$405	$0	$52,422	$0	$0
S-T Gov Fund	$45,190	$45,190	$5,677	$7,281	$7,281	$2,721

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of January 31, 2022, the following amounts are available to be repaid to VFM.

	Expires 7/31/25	Expires 7/31/24
Dividend Harvest Fund	$442,514	$833,118
Growth & Income Fund	$236,338	$349,463
High Income Fund	$182,530	$285,771
MNA Resources Fund	$405	$110,668
S-T Gov Fund	$50,867	$124,077

In addition, VFM is entitled to recoup $31,547 expiring May 31, 2023, and $29,300 expiring July 31, 2023, for S-T Gov Fund.

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2022			Payable 1/31/2022
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$125,632	$0	$114,667	$20,256
Dividend Harvest Fund - C	$0	$214	$83,989	$15,348
Growth & Income Fund - A	$80,163	$0	$68,970	$11,849
Growth & Income Fund - C	$0	$247	$28,362	$5,009
High Income Fund - A	$33,076	$0	$35,062	$5,938
High Income Fund - C	$0	$199	$18,895	$2,909
MNA Resources Fund - A	$91,015	$0	$213,981	$36,637
MNA Resources Fund - C	$0	$0	$46,216	$7,573
S-T Gov Fund - A	$399	$0	$928	$164

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/2022		Payable 1/31/2022
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$172,884	$148,993	$36,303	$27,147
Growth & Income Fund	$97,553	$87,011	$21,867	$15,084
High Income Fund	$45,371	$66,019	$7,917	$11,302
MNA Resources Fund	$122,725	$107,569	$32,013	$18,755
S-T Gov Fund	$23,997	$39,729	$4,272	$6,447

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

INTEGRITY DIVIDEND HARVEST FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/2022+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$15.12	$12.71	$14.06	$14.24	$14.68	$14.33	$12.23

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.25	$0.47	$0.48	$0.44	$0.24	$0.41	$0.39
Net realized and unrealized gain (loss) on investments (1)	1.43	2.41	(0.74)	0.66	(0.45)	1.16	2.15
Total from investment operations	$1.68	$2.88	$(0.26)	$1.10	$(0.21)	$1.57	$2.54

Less Distributions:
Dividends from net investment income	$(0.25)	$(0.47)	$(0.49)	$(0.43)	$(0.23)	$(0.41)	$(0.39)
Distributions from return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	0.00	(0.59)	(0.85)	0.00	(0.81)	(0.05)
Total distributions	$(0.25)	$(0.47)	$(1.09)	$(1.28)	$(0.23)	$(1.22)	$(0.44)

NET ASSET VALUE, END OF PERIOD	$16.55	$15.12	$12.71	$14.06	$14.24	$14.68	$14.33

Total Return (excludes any applicable sales charge) #	11.20%	23.09%	(2.39%)	8.75%	(1.39%)	11.10%	20.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$95,512	$88,405	$80,762	$91,602	$95,340	$111,696	$107,275
Ratio of expenses to average net assets after waivers ^ (2)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers ^	1.45%	1.48%	1.50%	1.51%	1.53%	1.49%	1.55%
Ratio of net investment income to average net assets ^ (2)	3.11%	3.39%	3.58%	3.17%	2.92%	2.88%	3.26%
Portfolio turnover rate #	6.33%	42.14%	51.62%	47.71%	23.05%	44.89%	25.56%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
#	Not annualized for periods less than one year.
^	Annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/2022+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$15.00	$12.61	$13.96	$14.15	$14.59	$14.26	$12.20

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.19	$0.37	$0.38	$0.34	$0.17	$0.31	$0.31
Net realized and unrealized gain (loss) on investments (1)	1.41	2.39	(0.74)	0.65	(0.44)	1.14	2.11
Total from investment operations	$1.60	$2.76	$(0.36)	$0.99	$(0.27)	$1.45	$2.42

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.37)	$(0.39)	$(0.33)	$(0.17)	$(0.31)	$(0.31)
Distributions from return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	0.00	(0.59)	(0.85)	0.00	(0.81)	(0.05)
Total distributions	$(0.19)	$(0.37)	$(0.99)	$(1.18)	$(0.17)	$(1.12)	$(0.36)

NET ASSET VALUE, END OF PERIOD	$16.41	$15.00	$12.61	$13.96	$14.15	$14.59	$14.26

Total Return (excludes any applicable sales charge) #	10.73%	22.19%	(3.13%)	7.92%	(1.78%)	10.26%	20.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$18,109	$15,762	$14,194	$13,637	$14,014	$17,126	$10,392
Ratio of expenses to average net assets after waivers ^ (2)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers ^	2.20%	2.23%	2.25%	2.26%	2.28%	2.24%	2.30%
Ratio of net investment income to average net assets ^ (2)	2.36%	2.64%	2.83%	2.42%	2.17%	2.14%	2.40%
Portfolio turnover rate #	6.33%	42.14%	51.62%	47.71%	23.05%	44.89%	25.56%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven		Period
	Months	Year	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$15.13	$12.72	$14.07	$14.25	$14.69	$14.34	$13.96

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.27	$0.51	$0.51	$0.48	$0.26	$0.45	$0.22
Net realized and unrealized gain (loss) on investments (1)	1.43	2.41	(0.74)	0.66	(0.46)	1.16	0.43
Total from investment operations	$1.70	$2.92	$(0.23)	$1.14	$(0.20)	$1.61	$0.65

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.51)	$(0.52)	$(0.47)	$(0.24)	$(0.45)	$(0.22)
Distributions from return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	0.00	(0.59)	(0.85)	0.00	(0.81)	(0.05)
Total distributions	$(0.27)	$(0.51)	$(1.12)	$(1.32)	$(0.24)	$(1.26)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$16.56	$15.13	$12.72	$14.07	$14.25	$14.69	$14.34

Total Return (excludes any applicable sales charge) #	11.34%	23.38%	(2.14%)	9.01%	(1.26%)	11.37%	4.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$84,421	$64,062	$52,298	$30,794	$21,565	$21,252	$5,904
Ratio of expenses to average net assets after waivers ^ (2)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers ^	1.20%	1.23%	1.25%	1.26%	1.28%	1.24%	1.31%
Ratio of net investment income to average net assets ^ (2)+	3.36%	3.64%	3.83%	3.42%	3.18%	3.14%	3.22%
Portfolio turnover rate #	6.33%	42.14%	51.62%	47.71%	23.05%	44.89%	25.56%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$80.95	$60.74	$59.55	$56.62	$53.51	$48.38	$45.07

Income (loss) from investment operations:
Net investment income (loss) (3)	0.03	0.29	$0.57	$0.62	$0.27	$0.58	$0.71
Net realized and unrealized gain (loss) on investments (1)	2.12	20.35	6.17	5.57	2.84	8.46	3.72
Total from investment operations	$2.15	$20.64	$6.74	$6.19	$3.11	$9.04	$4.43

Less Distributions:
Dividends from net investment income	$(0.08)	$(0.41)	$(0.83)	$(0.32)	$0.00	$(0.58)	$(0.71)
Distributions from net realized gains	(0.48)	(0.02)	(4.72)	(2.94)	0.00	(3.33)	(0.41)
Total distributions	$(0.56)	$(0.43)	$(5.55)	$(3.26)	$0.00	$(3.91)	$(1.12)

NET ASSET VALUE, END OF PERIOD	$82.54	$80.95	$60.74	$59.55	$56.62	$53.51	$48.38

Total Return (excludes any applicable sales charge) #	2.60%	34.11%	11.42%	12.21%	5.81%	18.68%	9.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$54,384	$52,676	$39,422	$37,464	$34,948	$34,600	$32,933
Ratio of expenses to average net assets after waivers ^ (2)	1.24%	1.24%	1.24%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waivers ^	1.77%	1.80%	1.87%	1.93%	1.93%	1.95%	1.92%
Ratio of net investment income to average net assets ^ (2)	0.41%	0.41%	0.98%	1.11%	0.85%	1.07%	1.40%
Portfolio turnover rate #	1.24%	11.22%	11.44%	14.11%	5.99%	32.42%	50.94%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$78.94	$59.67	$58.95	$56.45	$53.49	$48.38	$45.01

Income (loss) from investment operations:
Net investment income (loss) (3)	$(0.28)	$0.00*	$0.70	$0.75	$0.12	$0.17	$0.37
Net realized and unrealized gain (loss) on investments (1)	2.08	19.86	5.73	5.14	2.84	8.44	3.78
Total from investment operations	$1.80	$19.86	$6.43	$5.89	$2.96	$8.61	$4.15

Less Distributions:
Dividends from net investment income	$0.00	$(0.57)	$(0.99)	$(0.45)	$0.00	$(0.17)	$(0.37)
Distributions from net realized gains	(0.48)	(0.02)	(4.72)	(2.94)	0.00	(3.33)	(0.41)
Total distributions	$(0.48)	$(0.59)	$(5.71)	$(3.39)	$0.00	$(3.50)	$(0.78)

NET ASSET VALUE, END OF PERIOD	$80.26	$78.94	$59.67	$58.95	$56.45	$53.49	$48.38

Total Return (excludes any applicable sales charge) #	2.23%	33.44%	10.97%	11.74%	5.53%	17.79%	9.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,767	$5,041	$1,092	$248	$195	$225	$182
Ratio of expenses to average net assets after waivers ^ (2)	1.99%	1.85%	1.62%	1.68%	1.70%	2.00%	2.00%
Ratio of expenses to average net assets before waivers ^	2.52%	2.20%	1.62%	1.68%	1.74%	2.70%	2.68%
Ratio of net investment income (loss) to average net assets ^ (2)	(0.68%)	0.00%	1.23%	1.36%	0.39%	0.33%	0.64%
Portfolio turnover rate #	1.24%	11.22%	11.44%	14.11%	5.99%	32.42%	50.94%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+ *	Unaudited. Amount is less than $0.005 per share/less than 0.005%.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY ESG GROWTH & INCOME FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven		Period
	Months	Year	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$81.06	$60.80	$59.61	$56.68	$53.49	$48.36	$48.11

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.14	$0.48	$0.71	$0.76	$0.34	$0.72	$0.80
Net realized and unrealized gain (loss) on investments (1)	2.14	20.37	6.19	5.58	2.85	8.46	0.66
Total from investment operations	$2.28	$20.85	$6.90	$6.34	$3.19	$9.18	$1.46

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.57)	$(0.99)	$(0.47)	$0.00	$(0.72)	$(0.80)
Distributions from net realized gains	(0.48)	(0.02)	(4.72)	(2.94)	0.00	(3.33)	(0.41)
Total distributions	$(0.75)	$(0.59)	$(5.71)	$(3.41)	$0.00	$(4.05)	$(1.21)

NET ASSET VALUE, END OF PERIOD	$82.59	$81.06	$60.80	$59.61	$56.68	$53.49	$48.36

Total Return (excludes any applicable sales charge) #	2.75%	34.45%	11.68%	12.51%	5.96%	18.96%	3.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$28,401	$24,784	$9,367	$1,544	$741	$690	$228
Ratio of expenses to average net assets after waivers ^ (2)	0.99%	0.99%	0.99%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers ^	1.52%	1.55%	1.62%	1.68%	1.68%	1.69%	1.70%
Ratio of net investment income to average net assets ^ (2)+	0.32%	0.66%	1.23%	1.36%	1.08%	1.30%	1.50%
Portfolio turnover rate #	1.24%	11.22%	11.44%	14.11%	5.99%	32.42%	50.94%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$8.13	$7.65	$7.77	$7.66	$7.80	$7.66	$7.03

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.15	$0.32	$0.37	$0.39	$0.23	$0.37	$0.39
Net realized and unrealized gain (loss) on investments (1)	(0.28)	0.48	(0.12)	0.11	(0.14)	0.14	0.63
Total from investment operations	$(0.13)	$0.80	$0.25	$0.50	$0.09	$0.51	$1.02

Less Distributions:
Dividends from net investment income	$(0.15)	$(0.32)	$(0.37)	$(0.39)	$(0.23)	$(0.37)	$(0.39)
Total distributions	$(0.15)	$(0.32)	$(0.37)	$(0.39)	$(0.23)	$(0.37)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$7.85	$8.13	$7.65	$7.77	$7.66	$7.80	$7.66

Total Return (excludes any applicable sales charge) #	(1.67%)	10.62%	3.37%	6.74%	1.21%	6.78%	14.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,316	$26,725	$25,309	$24,704	$24,099	$24,628	$25,524
Ratio of expenses to average net assets after waivers ^ (2)	0.99%	0.99%	0.95%	0.89%	0.89%	1.13%	1.15%
Ratio of expenses to average net assets before waivers ^	1.60%	1.63%	1.69%	1.74%	1.73%	1.71%	1.72%
Ratio of net investment income to average net assets ^ (2)	3.60%	3.99%	4.86%	5.10%	5.18%	4.80%	5.34%
Portfolio turnover rate #	9.25%	35.74%	35.02%	28.24%	16.50%	29.22%	27.61%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$8.15	$7.67	$7.78	$7.68	$7.82	$7.68	$7.05

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.12	$0.26	$0.31	$0.33	$0.20	$0.31	$0.34
Net realized and unrealized gain (loss) on investments (1)	(0.28)	0.48	(0.11)	0.10	(0.14)	0.14	0.63
Total from investment operations	$(0.16)	$0.74	$0.20	$0.43	$0.06	$0.45	$0.97

Less Distributions:
Dividends from net investment income	$(0.12)	$(0.26)	$(0.31)	$(0.33)	$(0.20)	$(0.31)	$(0.34)
Total distributions	$(0.12)	$(0.26)	$(0.31)	$(0.33)	$(0.20)	$(0.31)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$7.87	$8.15	$7.67	$7.78	$7.68	$7.82	$7.68

Total Return (excludes any applicable sales charge) #	(2.04%)	9.78%	2.74%	5.81%	0.78%	5.98%	14.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,855	$3,776	$2,753	$4,329	$4,813	$5,397	$5,293
Ratio of expenses to average net assets after waivers ^ (2)	1.74%	1.74%	1.70%	1.64%	1.64%	1.88%	1.90%
Ratio of expenses to average net assets before waivers ^	2.35%	2.38%	2.44%	2.49%	2.48%	2.46%	2.47%
Ratio of net investment income to average net assets ^ (2)	2.85%	3.24%	4.11%	4.35%	4.43%	4.03%	4.59%
Portfolio turnover rate #	9.25%	35.74%	35.02%	28.24%	16.50%	29.22%	27.61%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven		Period
	Months	Year	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$8.13	$7.64	$7.76	$7.66	$7.80	$7.65	$7.52

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.16	$0.34	$0.39	$0.41	$0.24	$0.39	$0.16
Net realized and unrealized gain (loss) on investments (1)	(0.28)	0.49	(0.12)	0.10	(0.14)	0.15	0.13
Total from investment operations	$(0.12)	$0.83	$0.27	$0.51	$0.10	$0.54	$0.29

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.34)	$(0.39)	$(0.41)	$(0.24)	$(0.39)	$(0.16)
Total distributions	$(0.16)	$(0.34)	$(0.39)	$(0.41)	$(0.24)	$(0.39)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$7.85	$8.13	$7.64	$7.76	$7.66	$7.80	$7.65

Total Return (excludes any applicable sales charge) #	(1.55%)	11.04%	3.63%	6.87%	1.36%	7.19%	3.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,764	$26,652	$9,163	$9,023	$2,709	$2,598	$648
Ratio of expenses to average net assets after waivers ^ (2)	0.74%	0.74%	0.70%	0.64%	0.64%	0.87%	0.90%
Ratio of expenses to average net assets before waivers ^	1.35%	1.37%	1.44%	1.49%	1.48%	1.46%	1.49%
Ratio of net investment income to average net assets ^ (2)+	3.85%	4.24%	5.11%	5.35%	5.43%	5.04%	5.18%
Portfolio turnover rate #	9.25%	35.74%	35.02%	28.24%	16.50%	29.22%	27.61%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements. INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year		Year	Year	Months	Year	Year
	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21		7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$3.74	$2.59		$4.28	$5.60	$5.48	$5.93	$4.31

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.03	$0.04		$0.07	$0.04	$0.01	$0.01	$0.01
Net realized and unrealized gain (loss) on investments (1)	0.62	1.15		(1.66)	(1.34)	0.11	(0.45)	1.62
Total from investment operations	$0.65	$1.19		$(1.59)	$(1.30)	$0.12	$(0.44)	$1.63

Less Distributions:
Dividends from net investment income	$(0.03)	$(0.04)		$(0.10)	$(0.02)	$0.00	$(0.01)	$(0.01)
Distributions from return of capital	0.00	0.00	**	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.03)	$(0.04)		$(0.10)	$(0.02)	$0.00	$(0.01)	$(0.01)

NET ASSET VALUE, END OF PERIOD	$4.36	$3.74		$2.59	$4.28	$5.60	$5.48	$5.93

Total Return (excludes any applicable sales charge) #	17.52%	46.40%		(37.47%)	(23.11%)	2.19%	(7.48%)	37.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$86,673	$80,091		$69,684	$158,438	$282,793	$339,385	$592,629
Ratio of expenses to average net assets after waivers ^ (2)	1.48%	1.50%		1.50%	1.50%	1.49%	1.47%	1.46%
Ratio of expenses to average net assets before waivers ^	1.48%	1.60%		1.59%	1.53%	1.49%	1.47%	1.47%
Ratio of net investment income (loss) to average net assets ^ (2)+	1.36%	1.18%		2.09%	0.79%	0.19%	0.15%	0.17%
Portfolio turnover rate #	14.42%	71.19%		79.67%	70.73%	43.01%	41.31%	55.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year		Year	Year	Months	Year	Year
	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21		7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$3.71	$2.57		$4.23	$5.53	$5.43	$5.89	$4.30

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.02	$0.02		$0.05	$0.01	$(0.01)	$(0.02)	$(0.02)
Net realized and unrealized gain (loss) on investments (1)	0.62	1.14		(1.64)	(1.31)	0.11	(0.44)	1.61
Total from investment operations	$0.64	$1.16		$(1.59)	$(1.30)	$0.10	$(0.46)	$1.59

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.02)		$(0.07)	$0.00	$0.00	$0.00	$0.00
Distributions from return of capital	0.00	0.00	**	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.02)	$(0.02)		$(0.07)	$0.00	$0.00	$0.00	$0.00

NET ASSET VALUE, END OF PERIOD	$4.33	$3.71		$2.57	$4.23	$5.53	$5.43	$5.89

Total Return (excludes any applicable sales charge) #	17.34%	45.65%		(37.78%)	(23.51%)	1.84%	(7.81%)	36.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$8,979	$9,451		$9,730	$17,463	$31,899	$37,629	$51,909
Ratio of expenses to average net assets after waivers ^ (2)	1.98%	2.00%		2.00%	2.00%	1.99%	1.97%	1.96%
Ratio of expenses to average net assets before waivers ^	1.98%	2.10%		2.09%	2.03%	1.99%	1.97%	1.97%
Ratio of net investment income (loss) to average net assets ^ (2)+	0.86%	0.68%		1.58%	0.29%	(0.32%)	(0.34%)	(0.33%)
Portfolio turnover rate #	14.42%	71.19%		79.67%	70.73%	43.01%	41.31%	55.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven		Period
	Months	Year		Year	Year	Months	Year	From
	Ended	Ended		Ended	Ended	Ended	Ended	8/1/16* to
	1/31/22+	7/31/21		7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$3.71	$2.57		$4.26	$5.60	$5.47	$5.92	$4.74

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.04	$0.06		$0.09	$0.06	$0.02	$0.04	$0.03
Net realized and unrealized gain (loss) on investments (1)	0.62	1.14		(1.64)	(1.35)	0.11	(0.45)	1.19
Total from investment operations	$0.66	$1.20		$(1.55)	$(1.29)	$0.13	$(0.41)	$1.22

Less Distributions:
Dividends from net investment income	$(0.04)	$(0.06)		$(0.14)	$(0.05)	$0.00	$(0.04)	$(0.03)
Distributions from return of capital	0.00	0.00	**	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.04)	$(0.06)		$(0.14)	$(0.05)	$0.00	$(0.04)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$4.33	$3.71		$2.57	$4.26	$5.60	$5.47	$5.92

Total Return (excludes any applicable sales charge) #	17.97%	47.12%		(37.04%)	(22.84%)	2.38%	(6.92%)	25.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$30,010	$19,839		$9,069	$20,898	$44,757	$60,562	$14,891
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	1.00%		1.00%	1.00%	0.99%	0.97%	0.97%
Ratio of expenses to average net assets before waivers ^	0.98%	1.08%		1.09%	1.03%	0.99%	0.97%	0.97%
Ratio of net investment income to average net assets ^ (2)**	1.86%	1.68%		2.59%	1.29%	0.69%	0.71%	0.67%
Portfolio turnover rate #	14.42%	71.19%		79.67%	70.73%	43.01%	41.31%	55.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
**	Amount is less than $0.005.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements. INTEGRITY SHORT TERM GOVERNMENT FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Two	Period
	Months	Year	Months	From
	Ended	Ended	Ended	1/21/20* to
	1/31/22+	7/31/21	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.98	$9.22	$9.21	$9.26

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.05	$0.19	$0.02	$0.09
Net realized and unrealized gain (loss) on investments (1)	(0.20)	(0.14)	0.02	0.02
Total from investment operations	$(0.15)	$0.05	$0.04	$0.11

Less Distributions:
Dividends from net investment income	$(0.09)	$(0.29)	$(0.03)	$(0.16)
Total distributions	$(0.09)	$(0.29)	$(0.03)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$8.74	$8.98	$9.22	$9.21

Total Return (excludes any applicable sales charge) #	(1.70%)	0.50%	0.41%	1.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$777	$724	$15	$15
Ratio of expenses to average net assets after waivers ^ (2)	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers ^	1.12%	1.17%	1.33%	1.28%
Ratio of net investment income (loss) to average net assets ^ (2)+	1.02%	2.14%	1.53%	2.68%
Portfolio turnover rate #	30.90%	140.79%	16.03%	65.85%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Two
	Months	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/2022+	7/31/21	7/31/20	5/31/20	5/31/19	5/31/18	5/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$8.98	$9.22	$9.21	$9.30	$9.36	$9.51	$9.75

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.06	$0.22	$0.03	$0.36	$0.29	$0.26	$0.25
Net realized and unrealized gain (loss) on investments (1)	(0.20)	(0.15)	0.01	(0.05)	(0.05)	(0.11)	(0.19)
Total from investment operations	$(0.14)	$0.07	$0.04	$0.31	$0.24	$0.15	$0.06

Less Distributions:
Dividends from net investment income	$(0.10)	$(0.31)	$(0.03)	$(0.40)	$(0.30)	$(0.30)	$(0.30)
Total distributions	$(0.10)	$(0.31)	$(0.03)	$(0.40)	$(0.30)	$(0.30)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$8.74	$8.98	$9.22	$9.21	$9.30	$9.36	$9.51

Total Return (excludes any applicable sales charge) #	(1.57%)	0.75%	0.46%	3.25%	2.66%	1.60%	0.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,281	$31,576	$34,741	$21,038	$17,418	$23,429	$36,394
Ratio of expenses to average net assets after waivers ^ (2)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers ^	0.89%	0.93%	1.08%	1.21%	1.24%	0.90%	0.64%
Ratio of net investment income (loss) to average net assets ^ (2)	1.26%	2.38%	1.78%	3.88%	3.11%	2.71%	2.59%
Portfolio turnover rate #	30.90%	140.79%	16.03%	65.85%	15.24%	98.95%	164.31%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During	Expense
		7/31/21	1/31/22	Period*	Ratio
Integrity Dividend Harvest Fund	Actual - Class A	$1,000.00	$1,112.00	$5.06	0.95%
	Actual - Class C	$1,000.00	$1,107.30	$9.03	1.70%
	Actual - Class I	$1,000.00	$1,113.40	$3.73	0.70%
	Hypothetical - Class A	$1,000.00	$1,020.42	$4.84	0.95%
	Hypothetical - Class C	$1,000.00	$1,016.64	$8.64	1.70%
	Hypothetical - Class I	$1,000.00	$1,021.68	$3.57	0.70%
Integrity Growth & Income Fund	Actual - Class A	$1,000.00	$1,026.00	$6.33	1.24%
	Actual - Class C	$1,000.00	$1,022.30	$8.00	1.57%
	Actual - Class I	$1,000.00	$1,027.50	$5.06	0.99%
	Hypothetical - Class A	$1,000.00	$1,018.95	$6.31	1.24%
	Hypothetical - Class C	$1,000.00	$1,017.29	$7.98	1.57%
	Hypothetical - Class I	$1,000.00	$1,020.21	$5.04	0.99%
Integrity High Income Fund	Actual - Class A	$1,000.00	$983.30	$4.95	0.99%
	Actual - Class C	$1,000.00	$979.60	$8.68	1.74%
	Actual - Class I	$1,000.00	$984.50	$3.70	0.74%
	Hypothetical - Class A	$1,000.00	$1,020.21	$5.04	0.99%
	Hypothetical - Class C	$1,000.00	$1,016.43	$8.84	1.74%
	Hypothetical - Class I	$1,000.00	$1,021.48	$3.77	0.74%
Integrity Mid-North American Resources Fund	Actual - Class A	$1,000.00	$1,175.20	$8.22	1.50%
	Actual - Class C	$1,000.00	$1,173.40	$10.96	2.00%
	Actual - Class I	$1,000.00	$1,179.70	$5.49	1.00%
	Hypothetical - Class A	$1,000.00	$1,017.64	$7.63	1.50%
	Hypothetical - Class C	$1,000.00	$1,015.12	$10.16	2.00%
	Hypothetical - Class I	$1,000.00	$1,020.16	$5.09	1.00%

Integrity Short Term Government Fund	Actual - Class A	$1,000.00	$983.00	$4.00	0.80%
	Actual - Class I	$1,000.00	$984.30	$2.75	0.55%
	Hypothetical - Class A	$1,000.00	$1,021.17	$4.08	0.80%
	Hypothetical - Class I	$1,000.00	$1,022.43	$2.80	0.55%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Viking Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Viking Fund Management Inc. ("Viking"), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on May 3, 2021, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Funds' portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios are available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of their prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on November 1, 2021, the Board of Trustees (the “Board” or the “Trustees”) of the Integrity Funds (the “Trust”), including a majority of the trustees who are not parties to such investment advisory or sub-advisory agreement or “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”), between the Adviser and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to Integrity High Income Fund, and the Sub-Advisory Agreement between the Adviser and M.D. Sass Investors Services, Inc. (“M.D. Sass”) with respect to Integrity Short Term Government Fund (JPMIM and M.D. Sass, each a “Sub-Adviser”). The Board considered information received and discussions held at the November 1, 2021 Board meeting and, with respect to the Independent Trustees, discussions held at the October 15, 2021 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement and the Sub-Advisory Agreements with respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Trustees requested and reviewed information, provided by the Adviser and the Sub-Advisers of Integrity High Income Fund and Integrity Short Term Government Fund, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory and Sub-Advisory Agreements for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)   the nature, extent and quality of services provided by the Adviser to the Fund;

(b)   the various personnel furnishing such services and their duties and qualifications;

(c)   the Fund’s investment performance as compared to standardized industry performance data;

(d)   the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)   the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)    an analysis of the rates charged by other investment advisers to similar funds;

(g)   the expense ratios of the Fund as compared to data for comparable funds; and

(h)   information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

                Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 11 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

                Investment performance. Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies. In this regard, the Board made the following observations:

As of July 31, 2021, the Morningstar risk rating for Class A shares of: (1) Integrity ESG Growth & Income Fund was below average for the 3- and 5-year periods, and average for the 10-year period; (2) Integrity Mid-North American Resources Fund was below average for the 3- and 5-year periods, and average for the 10-year period; (3) Integrity High Income Fund was below average for the 3-, 5- and 10-year periods; (4) Integrity Dividend Harvest Fund was low for the 3- and 5-year periods; and (5) Integrity Short Term Government Fund was below average for the 3-, 5- and 10-year periods.

As of July 31, 2021, the Morningstar return rating for Class A shares of: (1) Integrity ESG Growth & Income Fund was above average for the 3-year period, average for the 5-year period, and below average for the 10-year period; (2) Integrity Mid-North American Resources Fund was average for the 5- and 10-year periods, and above average for the 3-year period; (3) Integrity High Income Fund was above average for the 3-, 5- and 10-year periods; (4) Integrity Dividend Harvest Fund was below average for the 3-year period and low for the 5-year period; and (5) Integrity Short Term Government Fund was below average for the 3- and 10-year periods and average for the 5-year period.

As of July 31, 2021, the Fund performance for Class A shares of: (1) Integrity ESG Growth & Income Fund was below its index for the 1-, 5-, and 10-year periods, and above its index for the 3-year period, above its category median for the 3- and 5-year periods, and below the median for the 1- and 10-year periods; (2) Integrity Mid-North America Resources Fund was below its index for the 3-, 5- and 10-year periods and above its index for the 1-year period, below its category median for the 1-year period and above its category median for the 3-, 5-, and 10-year periods; (3) Integrity High Income Fund was at its index for the 1-year period, and below its index for the 3-, 5-, and 10-year periods, and above its category median for the 1-, 3-, 5- and 10-year periods; (4) Integrity Dividend Harvest Fund was below its index for the 1-, 3-, and 5-year periods, and below its category median for the 1-, 3-, and 5-year periods; and (5) Integrity Short Term Government Fund was below its index for the 3-year period, at or near its index for the 5- and 10-year periods, and above its index for the 1-year period, and below its category median below for the 3-year period, at or near its category median for the 5- and 10-year periods, and above its category median for the 1-year period.

                Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2020 and the six months ended June 30, 2021. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreements was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

                Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board noted a general increade in Trust assets since the last contract renewal. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

                Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

                Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A and Class I shares of each Fund to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that (1) the net operating expense ratio of 0.99% for Class A shares, and 0.74% for Class I shares of Integrity High Income Fund is comparable to that of other similar funds; (2) the net operating expense ratio of 1.24% for Class A shares and 0.99% for Class I shares of Integrity ESG Growth & Income Fund is comparable to that of other similar funds; (3) the net operating expense ratio of 0.95% for Class A shares and 0.70% for Class I shares of Integrity Dividend Harvest Fund is comparable to that of other similar funds; (4) the net operating expense ratio of 1.50% for Class A shares and 1.00% for Class I shares of Integrity Mid-North American Resources Fund is comparable to that of other similar funds; and (5) the net operating expense ratio of 0.81% for Class A shares and 0.56% for Class I shares of Integrity Short Term Government Funds is comparable to that of other similar funds.

                Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. In addition, the Board considered the Adviser’s soft dollar arrangements with respect to securities trading in the Funds (other than Integrity High Income Fund), noting that the Adviser obtains research, security data, analytics and portfolio screening through such arrangements. With respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Board noted that the Adviser currently engages an unaffiliated Sub-Adviser, and therefore the Adviser will not benefit from the Sub-Advisers’ use of soft dollars, if any. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

Sub-Advisory Agreement with JPMIM

                In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and JPMIM with respect to Integrity High Income Fund, the Trustees requested and reviewed information, provided by JPMIM, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Sub-Advisory Agreement:

                Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by JPMIM. In this regard, the Board considered that, under the Sub-Advisory Agreement, JPMIM is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board noted the history and investment experience of JPMIM and reviewed the qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel. The Board considered JPMIM’s significant expertise in managing high yield corporate bond portfolios and investment style. The Board also considered the reputation and resources of JPMIM. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by JPMIM are satisfactory.

                Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to JPMIM as compared to fees paid by other similar funds and accounts sub-advised by JPMIM reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

                Profitability. The Board received and considered financial statements of JPMIM. The Board considered that JPMIM was part of a large global organization and that the revenues from its relationship with the Fund constituted a small portion of its overall revenues. Accordingly, the Board determined that the profitability to JPMIM was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale would be realized as the Fund grows. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

                Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund. The Board considered the foregoing in reaching its conclusion that the sub-advisory fees are reasonable.

In voting unanimously to renew the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Sub-Advisory Agreement with M.D. Sass

                In determining whether it was appropriate to approve the Sub-Advisory Agreement between the Adviser and M.D. Sass with respect to the Integrity Short Term Government Fund, the Trustees requested and reviewed information, provided by M.D. Sass, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Sub-Advisory Agreement:

                Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by M.D. Sass. In this regard, the Board considered that, under the Sub-Advisory Agreement, M.D. Sass is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board considered information regarding the history and organizational structure of M.D. Sass, investment experience of M.D. Sass and qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel, the historical performance of the Integrity Short Term Government Fund’s predecessor fund for which M.D. Sass served as investment adviser, and the investment process of M.D. Sass. The Board considered M.D. Sass’s significant expertise in managing government bond portfolios and investment style. The Board also considered the reputation and resources of M.D. Sass. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by M.D. Sass are satisfactory.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to M.D. Sass as compared to fees paid by other similar funds and accounts sub-advised by M.D. Sass reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

                Profitability. The Board considered that the revenues from M.D. Sass’s relationship with the Fund constituted a relatively small portion of its overall revenues in light of the relatively small size of the Fund. Accordingly, the Board determined that the profitability to M.D. Sass was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale would be realized as the Fund grows. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

                Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund. The Board considered the foregoing in reaching its conclusion that the sub-advisory fees are reasonable.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Equity Funds

Integrity Dividend Harvest Fund

Integrity ESG Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota

Viking Tax-Free Fund for Montana

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2022

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 1, 2022